Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:


Putnam RetirementReady[R]
Funds

7 | 31 | 05

Annual Report

[SCALE LOGO OMITTED]

PUTNAM INVESTMENTS

[GRAPHIC OMITTED: PAINT BRUSH ON TOP OF PAINT CANS]

PUTNAM RETIREMENTREADY FUNDS

invest in a mix of Putnam funds to help
weather changing market environments.


What makes Putnam different?

[GRAPHIC OMITTED: FOUNDER]

In 1830, Massachusetts Supreme Judicial Court Justice Samuel Putnam established The Prudent Man Rule, a legal foundation for responsible money management.

THE PRUDENT MAN RULE

All that can be required of a trustee to invest is that he shall conduct himself faithfully and exercise a sound discretion. He is to observe how men of prudence, discretion, and intelligence manage their own affairs, not in regard to speculation, but in regard to the permanent disposition of their funds, considering the probable income, as well as the probable safety of the capital to be invested.

[GRAPHIC OMITTED: SIGNATURE, JUSTICE SAMUEL PUTNAM 1830]

A time-honored tradition
in money management

Since 1937, our values have been rooted in a profound sense of responsibility for the money entrusted to us.

A prudent approach to investing

We use a research-driven team approach to seek consistent, dependable, superior investment results over time, although there is no guarantee a fund will meet its objectives.

Funds for every investment goal

We offer a broad range of mutual funds and other financial products so investors and their advisors can build diversified portfolios.

A commitment to doing what's right for investors

We have below-average expenses and stringent investor protections, and provide a wealth of information about the Putnam funds.

Industry-leading service

We help investors, along with their financial advisors, make informed investment decisions with confidence.


Putnam RetirementReady[R]
Funds

7 | 31 | 05

Annual Report

Message from the Trustees                            2
About the fund                                       4
Report from the fund managers                        7
Performance                                         13
Expenses                                            23
Your fund's management                              26
Terms and definitions                               28
Trustee approval of management contract             30
Other information for shareholders                  34
Financial statements                                35
Federal tax information                             91
Brokerage commissions                               92
About the Trustees                                  93
Officers                                            99

Message from the Trustees

Dear Fellow Shareholder

During the period ended July 31, 2005, the stock market has continued to show confidence in the strength of the economy and corporate profits, even as the Federal Reserve Board's more restrictive monetary policy, along with high energy prices, has begun to influence the performance of bonds and the pace of expansion. Abroad, stocks have performed even better than in the United States, despite weaker economic growth in most developed markets. However, the recent strength of the U.S. dollar against foreign currencies partially offset the effects of these gains. And in the last three weeks, investors have just begun to assess the magnitude of Hurricane Katrina's impact and how it will affect the U.S. economy. Amid the uncertainties of this environment, the in-depth, professional research and active management that mutual funds can provide make them an intelligent choice for today's investors.

We want you to know that Putnam Investments' management team, under the leadership of Chief Executive Officer Ed Haldeman, continues to focus on investment performance and remains committed to putting the interests of shareholders first. In keeping with these goals, we have redesigned and expanded our shareholder reports to make it easier for you to learn more about your fund. Furthermore, on page 30 we provide information about the 2005 approval by the Trustees of your fund's management contract with Putnam.

We would also like to take this opportunity to announce the retirement of one of your fund's Trustees, Ronald J. Jackson, who has been an independent Trustee of the Putnam funds since 1996. We thank him for his service.

In the following pages, members of your fund's management team discuss how market conditions affected the fund's performance and their outlook for the months ahead. As always, we thank you for your support of the Putnam funds.

Respectfully yours,

/S/GEORGE PUTNAM, III

George Putnam, III
President of the Funds

/S/JOHN A. HILL

John A. Hill
Chairman of the Trustees

September 21, 2005

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM, III AND  JOHN A. HILL]


Putnam RetirementReady Funds: offering one-step diversification that adjusts automatically over time

Unpredictable markets and the demands of a busy life can make it a challenge to monitor your retirement investments. Using a mix of investments can help you reduce risk and increase your exposure to opportunities in different markets -- but it adds to the challenge of keeping your portfolio on track. Putnam RetirementReady Funds provide a one-step approach to investment diversification that gradually shifts toward a more conservative strategy to keep your risk exposure appropriate to your investment time horizon.

Each RetirementReady Fund invests in a combination of Putnam mutual funds to provide you with exposure to a variety of asset classes and investment styles.

The RetirementReady Funds also have different target dates, indicating when investors expect to retire or otherwise begin withdrawing assets. The funds focus more heavily on aggressive, higher-risk investments when their target dates are far off, and emphasize more conservative, lower-risk investments when their target dates are near. Each fund's asset allocation generally changes annually to become more conservative over time. The RetirementReady Maturity Fund, which focuses primarily on bonds and money market instruments, is designed for investors who are already retired or who expect to use the invested assets in the near future.

Each RetirementReady Fund's asset allocation generally changes annually to become more conservative over time.


                                      RetirementReady    RetirementReady    RetirementReady    RetirementReady    RetirementReady
                                      2050 Fund          2045 Fund          2040 Fund          2035 Fund          2030 Fund

TARGET ALLOCATIONS as of 6/30/05      Most aggressive [GRAPHIC OMITTED: ARROW]
* Domestic stock
  Putnam Voyager Fund                     25%                25%                25%                24%                23%
  The Putnam Fund for Growth and Income   25%                25%                25%                24%                23%
  Putnam Capital Opportunities Fund       15%                15%                15%                14%                13%

* International stock
  Putnam International Equity Fund        30%                30%                29%                27%                25%

* Bonds
  Putnam Income Fund                       4%                 4%                 5%                 8%                12%

* Money market
  Putnam Money Market Fund                 1%                 1%                 1%                 3%                 4%


                                      RetirementReady    RetirementReady    RetirementReady    RetirementReady    RetirementReady
                                      2025 Fund          2020 Fund          2015 Fund          2010 Fund          Maturity Fund

TARGET ALLOCATIONS as of 6/30/05                                                                                  Most conservative
* Domestic stock
  Putnam Voyager Fund                     22%                21%                18%                13%                10%
  The Putnam Fund for Growth and Income   22%                21%                18%                13%                10%
  Putnam Capital Opportunities Fund       12%                11%                10%                 7%                 5%

* International stock
  Putnam International Equity Fund        23%                17%                11%                 4%                 0%

* Bonds
  Putnam Income Fund                      15%                21%                29%                39%                45%

* Money market
  Putnam Money Market Fund                 6%                 9%                14%                24%                30%


While diversification can help protect your returns from excessive volatility, it can't protect against market losses. However, by choosing a RetirementReady Fund based on the year you plan to start withdrawing assets -- typically in retirement -- you can get the advantages of diversification and pursue maximum returns while seeking to maintain a level of risk you are comfortable with -- all in one convenient investment.

The funds invest in international investments, which involve risks such as currency fluctuations, economic instability, and political developments. The funds invest some or all of their assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. The funds also have a significant portion of their assets in bonds. Mutual funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds have more exposure to interest-rate risk than short-term bonds. Lower-rated bonds may offer higher yields in return for more risk. Unlike bonds, bond funds have ongoing fees and expenses. Please see the prospectus for additional information about investment strategies and related risks of the underlying funds.

Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although Putnam Money Market Fund seeks to maintain a constant share price of $1.00, it is possible to lose money by investing in the fund.


Putnam RetirementReady Funds (with the exception of the Maturity Fund) seek to provide a combination of capital appreciation and current income. The further away the fund's target date, the greater the emphasis on capital appreciation; the closer the target date, the more emphasis is placed on current income. The Maturity Fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and this objective remains constant over time.

------------------------------------------------------------------------------
Performance

Cumulative life-of-fund total return for class A shares, for period ended
7/31/05
------------------------------------------------------------------------------
(inception: 11/1/04)      NAV       POP
------------------------------------------------------------------------------
2045 Fund               12.51%     6.61%
------------------------------------------------------------------------------
2040 Fund               12.37      6.47
------------------------------------------------------------------------------
2035 Fund               11.76      5.89
------------------------------------------------------------------------------
2030 Fund               11.14      5.32
------------------------------------------------------------------------------
2025 Fund               10.53      4.73
------------------------------------------------------------------------------
2020 Fund                9.41      3.68
------------------------------------------------------------------------------
2015 Fund                7.90      2.23
------------------------------------------------------------------------------
2010 Fund                5.55      0.00
------------------------------------------------------------------------------
Maturity Fund            4.15     -1.34
------------------------------------------------------------------------------

Data is historical. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. Performance assumes reinvestment of distributions and does not account for taxes. Returns at NAV do not reflect a sales charge of 5.25%. For the most recent month-end performance, visit www.putnam.com. For a portion of the period, these funds limited expenses, without which returns would have been lower. A short-term trading fee of up to 2% may apply.

Fund performance for the 2050 Fund is not included in this report because the fund does not yet have a full quarter of results. Its inception date is 5/2/05.


Report from the fund managers

The year in review

Reflecting moderate growth in the economy, stocks and bonds generally posted moderate gains in the 12-month period ended July 31, 2005. Markets were generally positive during the period, but there was a noticeable divergence in results among sectors. The energy sector delivered the best results by far, boosted by the increase in oil prices, while utilities stocks also appreciated substantially due to strong demand for energy. Securities involving a somewhat greater level of risk, including below-investment-grade bonds and stocks of smaller companies, outperformed other types of securities. Also worth noting was the reversal in the weakening of the U.S. dollar versus other currencies, particularly the euro. After falling in value for the first half of the period, the dollar recovered much of its value in the second half. On the international stage, markets tended to outperform their domestic counterparts. In Asia, Latin America, and emerging markets, growth remained vibrant, while Canada and Australia continued to benefit from strong exports of natural resources and basic materials.

Market overview: Equities

In the early months of the period, stock prices in many regions of the world gradually declined, responding to investor concerns about terrorism. After the Olympics and the U.S. presidential election, stocks across sectors and investment styles rallied until the end of the calendar year. From January to June 2005, however, the broad stock market was flat, reflecting concerns that high energy prices were restraining consumer spending and business investments. Energy and utilities stocks continued to be the chief beneficiaries of the trend. Health-care stocks, regarded as defensive investments, also performed well. In the latter months of the period, stocks of large companies began to perform more competitively with stocks of small companies, while value-style stocks continued to have an edge over growth. Internationally, Asian markets (with the exception of Japan) and markets in Latin America achieved the strongest economic growth and the best stock performance. These emerging markets also benefited from strong demand for exports of natural resources, basic materials, and consumer goods. Also, the governments of most emerging markets remained in strong financial condition, which has helped many of them move into investment-grade standing with credit rating agencies and become more inviting to global investors. Japanese stocks, on the other hand, were basically flat for the year. Although the economy recovered from its recession, Japanese exports to the United States decelerated as the cost of Japan's energy exports rose rapidly. This combination hurt earnings for both exporters of consumer goods and importers of industrial goods. In Europe, meanwhile, economic growth was sluggish because of the negative impact of higher energy prices. On the bright side, energy stocks, like those in the United States, performed very well. In addition, the euro, after peaking in January, weakened considerably against the dollar, giving a tailwind to many European multinationals by boosting their overseas profits.

Market overview:
Fixed income

Conventional wisdom suggested that bonds, after rallying for several years, might experience a setback when the Federal Reserve Board (the Fed) began raising short-term interest rates in June 2004. However, bonds continued to perform well. As yields of intermediate- and long-term bonds fell while short-term interest rates rose, the yield curve flattened. Gains were widespread across fixed-income sectors. Long-term Treasury bonds, which are the most sensitive to interest rates, experienced the greatest price appreciation -- their prices moved up as long-term interest rates moved down. The mortgage-backed and asset-backed sectors also performed well, reflecting the generally healthy conditions of the housing market and U.S. consumer spending. High-yield bonds continued to post strong results, overcoming significant turbulence in April when the bonds of both Ford and General Motors were downgraded to junk status by credit rating agencies. Meanwhile, bonds in international markets achieved a sustained rally during the period. The European Central Bank (ECB) held rates steady at 2%, and the Bank of Japan kept rates at 0.1%. Bonds from emerging markets had an exceptional year. Not only did they offer the yield advantages investors wanted, but governments across Latin America, Asia, and other regions also offered higher credit ratings. The rally was not limited to emerging markets, as bonds in Europe performed particularly well, reflecting investors' enthusiasm that the ECB might reduce interest rates to stimulate faster economic growth.

----------------------------------------------------------------------------
Market sector performance

These indexes provide an overview of performance in different market sectors over the life of the funds, ending 7/31/05.

----------------------------------------------------------------------------
Equities
----------------------------------------------------------------------------
S&P 500 Index (broad stock market)                                   10.68%
----------------------------------------------------------------------------
MSCI EAFE Index (international stocks)                               13.59%
----------------------------------------------------------------------------
Russell 1000 Index (large-company stocks)                            12.38%
----------------------------------------------------------------------------
Russell 2000 Index (small-company stocks)                            17.49%
----------------------------------------------------------------------------
Bonds
----------------------------------------------------------------------------
Lehman Aggregate Bond Index (broad bond market)                       1.70%
----------------------------------------------------------------------------
Lehman Credit Index (corporate bonds)                                 1.76%
----------------------------------------------------------------------------
JP Morgan Developed High Yield Index (high-yield corporate bonds)     4.97%
----------------------------------------------------------------------------

The underlying Putnam funds can invest in international investments, which involve risks such as currency fluctuations, economic instability, and political developments. The underlying Putnam funds can invest some or all of their assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. The underlying Putnam funds can also have a significant portion of their holdings in bonds. Mutual funds that invest in bonds are subject to certain risks, including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds have more exposure to interest-rate risk than short-term bonds. Lower-rated bonds may offer higher yields in return for more risk. Unlike bonds, bond funds have ongoing fees and expenses. These risks apply to any underlying Putnam fund with a significant portion of its assets invested in bonds.

------------------------------------------------------------------------------
The outlook for your fund

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management team's plans for responding to them.

Over the coming 12 months, a number of factors will be important in determining the direction of the markets. We believe the Fed's stance on interest rates for the remainder of 2005 will play the most significant role. The rate increases the Fed has rolled out so far were largely unsurprising; the market had been preparing for interest rate hikes for most of the past year. Should the Fed continue its tightening policy, however, equity markets could respond negatively. Oil prices are another concern, as many investors are beginning to worry that continued high energy costs could act as an economic brake, particularly cutting into the purchasing power of the middle class. Internationally, the dollar's relationship to the euro and other foreign currencies will have a marked impact on global markets. Despite the relative outperformance of emerging markets over the period, a strengthening dollar could make overseas equity markets less attractive for investors in the United States because the value of any unhedged investments would be eroded as returns are translated back into U.S. dollars. We expect fixed-income markets, both domestically and internationally, to remain relatively stable. The high-yield sector, after outperforming other market sectors for several years, may soon return to its historic averages. Emerging-market bonds continue to look more attractive than the bonds of developed countries, as rates in Europe have little room for reduction, which makes significant price appreciation over the longer term more unlikely.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice.


Composition of the funds'

Underlying investments

Each Putnam RetirementReady Fund invests, to varying degrees, in a variety of Putnam mutual funds. This section describes the goals and strategies of the underlying Putnam funds.

Putnam Voyager Fund

The fund seeks capital appreciation by investing primarily in growth stocks of mid size and large U.S. companies. Growth stocks are issued by companies that Putnam believes are fast-growing and whose earnings Putnam believes are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. The fund invests mainly in midsize and large companies, although it can invest in companies of any size.

The Putnam Fund for Growth and Income

The fund seeks capital growth and current income by investing primarily in common stocks of large U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both. Value stocks are those that Putnam believes are currently undervalued by the market. We look for companies undergoing positive change. If we are correct and other investors recognize the value of the company, the price of the stock may rise.

Putnam Capital Opportunities Fund

The fund seeks long-term growth of capital by investing primarily in common stocks of small and mid size U.S. companies that Putnam believes have favorable investment potential. For example, the fund may purchase stocks of companies whose stock price is lower than the value Putnam places on the company. The fund may also consider other factors that Putnam believes will cause the stock price to rise.

Putnam International Equity Fund

The fund seeks capital appreciation by investing primarily in common stocks of companies outside the United States that Putnam believes have favorable investment potential. For example, the fund may purchase stocks of companies whose stock price is lower than the value Putnam places on the company. The fund may also consider other factors that Putnam believes will cause the stock price to rise. The fund invests mainly in midsize and large companies, although it can invest in companies of any size. Although we emphasize investments in developed countries, the fund may also invest in companies located in emerging markets.

Putnam Income Fund

The fund seeks high current income consistent with what Putnam believes to be prudent risk. The fund invests mainly in bonds that are obligations of companies and governments worldwide denominated in U.S. dollars, are either investment-grade or below investment-grade (junk bonds), and have intermediate- to long-term maturities.

Putnam Money Market Fund

The fund seeks as high a rate of current income as Putnam Manage ment be lieves is consistent with preservation of capital and mainten ance of liquidity. The fund invests mainly in instruments that are high quality and have short-term maturity.

Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although the fund seeks to maintain a constant share price of $1.00, it is possible to lose money by investing in the fund.



-------------------------------------------------------------------------------------------------------
Allocations by fund as of 7/31/05

Percentages based on market value. Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%.
-------------------------------------------------------------------------------------------------------
                       The Putnam       Putnam Capital  Putnam          Putnam    Putnam   Putnam
                       Fund for Growth  Opportunities   International   Voyager   Income   Money Market
RetirementReady Fund   and Income       Fund            Equity Fund     Fund      Fund     Fund
-------------------------------------------------------------------------------------------------------
2050 Fund              24.8%            15.2%           30.0%           25.2%      3.9%     1.0%
-------------------------------------------------------------------------------------------------------
2045 Fund              24.8%            15.3%           29.8%           25.2%      3.8%     1.0%
-------------------------------------------------------------------------------------------------------
2040 Fund              24.8%            15.3%           28.8%           25.2%      4.8%     1.0%
-------------------------------------------------------------------------------------------------------
2035 Fund              23.9%            14.3%           26.9%           24.3%      7.7%     2.9%
-------------------------------------------------------------------------------------------------------
2030 Fund              22.9%            13.4%           25.0%           23.3%     11.5%     3.9%
-------------------------------------------------------------------------------------------------------
2025 Fund              22.0%            12.3%           23.1%           22.4%     14.4%     5.8%
-------------------------------------------------------------------------------------------------------
2020 Fund              21.1%            11.4%           17.1%           21.4%     20.3%     8.8%
-------------------------------------------------------------------------------------------------------
2015 Fund              18.2%            10.4%           11.1%           18.5%     28.1%    13.8%
-------------------------------------------------------------------------------------------------------
2010 Fund              13.2%             7.3%            4.1%           13.4%     38.1%    23.8%
-------------------------------------------------------------------------------------------------------
Maturity Fund          10.2%             5.2%             --            10.4%     44.3%    29.9%
-------------------------------------------------------------------------------------------------------


Your fund's performance

This section shows your fund's performance during its fiscal year, which ended July 31, 2005. In accordance with regulatory requirements, we also include performance for the most current calendar quarter-end. Performance should always be considered in light of a fund's investment strategy. Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. For the most recent month-end performance, please visit www.putnam.com.



------------------------------------------------------------------------------------------------
Fund performance

Cumulative life-of-fund return for period ended 7/31/05

------------------------------------------------------------------------------------------------
                    Class A          Class B          Class C          Class M          Class R
(inception dates)  (11/1/04)        (11/1/04)        (11/1/04)        (11/1/04)        (11/1/04)
------------------------------------------------------------------------------------------------
                  NAV      POP      NAV    CDSC     NAV    CDSC      NAV      POP         NAV
------------------------------------------------------------------------------------------------
2045 Fund        12.51%   6.61%    11.87%   6.87%  11.89%  10.89%   12.09%   8.16%       12.33%
------------------------------------------------------------------------------------------------
2040 Fund        12.37    6.47     11.75    6.75   11.77   10.77    11.96    8.04        12.20
------------------------------------------------------------------------------------------------
2035 Fund        11.76    5.89     11.15    6.15   11.15   10.15    11.35    7.45        11.58
------------------------------------------------------------------------------------------------
2030 Fund        11.14    5.32     10.54    5.54   10.52    9.52    10.74    6.87        10.96
------------------------------------------------------------------------------------------------
2025 Fund        10.53    4.73      9.91    4.91    9.89    8.89    10.12    6.27        10.31
------------------------------------------------------------------------------------------------
2020 Fund         9.41    3.68      8.79    3.79    8.79    7.79     9.00    5.17         9.25
------------------------------------------------------------------------------------------------
2015 Fund         7.90    2.23      7.30    2.30    7.32    6.32     7.52    3.75         7.75
------------------------------------------------------------------------------------------------
2010 Fund         5.55    0.00      4.98   -0.02    4.98    3.98     5.19    1.51         5.41
------------------------------------------------------------------------------------------------
Maturity Fund     4.15   -1.34      3.55   -1.45    3.59    2.59     3.76    0.12         3.97
------------------------------------------------------------------------------------------------


Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 5.25% and 3.50%, respectively (which for class M shares does not reflect a reduction in sales charges that went into effect on April 1, 2005; if this reduction had been in place for all periods indicated, returns would have been higher). Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Class R shares have no initial sales charge or CDSC.

For a portion of the period, these funds limited expenses, without which returns would have been lower.

A 2% short-term trading fee may be applied to shares exchanged or sold within 5 days of purchase.

Fund performance for the 2050 Fund is not included in this report because the fund does not yet have a full quarter of results. Its inception date is 5/2/05.


-------------------------------------------------------------------------
Change in value of a $10,000 investment ($9,475 after sales charge)

Cumulative total return from 11/1/04 to 7/31/05

Putnam RetirementReady 2045 Fund

          2045 Fund                             Lehman
          class A shares       S&P 500          Aggregate
          at POP               Index            Bond Index
----------------------------------------------------------
11/1/04     9,475               10,000           10,000
7/31/05   $10,661              $11,068          $10,170


Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $11,187 ($10,687 with contingent deferred sales charge). A $10,000 investment in the fund's class C shares would have been valued at $11,189 ($11,089 with contingent deferred sales charge). A $10,000 investment in the fund's class M shares would have been valued at $11,209 ($10,816 at public offering price). A $10,000 investment in the fund's class R shares would have been valued at $11,233. See first page of performance section for performance calculation method.

----------------------------------------------------------
Putnam RetirementReady 2040 Fund

          2040 Fund                          Lehman
          class A shares    S&P 500          Aggregate
          at POP            Index            Bond Index
-------------------------------------------------------
11/1/04     9,475            10,000           10,000
7/31/05   $10,647           $11,068          $10,170


Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $11,175 ($10,675 with contingent deferred sales charge). A $10,000 investment in the fund's class C shares would have been valued at $11,177 ($11,077 with contingent deferred sales charge). A $10,000 investment in the fund's class M shares would have been valued at $11,196 ($10,804 at public offering price). A $10,000 investment in the fund's class R shares would have been valued at $11,220. See first page of performance section for performance calculation method.

-------------------------------------------------------
Putnam RetirementReady 2035 Fund

          2035 Fund                         Lehman
          class A shares   S&P 500          Aggregate
          at POP           Index            Bond Index
-------------------------------------------------------
11/1/04     9,475           10,000           10,000
7/31/05   $10,589          $11,068          $10,170

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $11,115 ($10,615 with contingent deferred sales charge). A $10,000 investment in the fund's class C shares would have been valued at $11,115 ($11,015 with contingent deferred sales charge). A $10,000 investment in the fund's class M shares would have been valued at $11,135 ($10,745 at public offering price). A $10,000 investment in the fund's class R shares would have been valued at $11,158. See first page of performance section for performance calculation method.

-------------------------------------------------------
Putnam RetirementReady 2030 Fund

          2030 Fund                        Lehman
          class A shares  S&P 500          Aggregate
          at POP          Index            Bond Index
-------------------------------------------------------
11/1/04     9,475          10,000           10,000
7/31/05   $10,532         $11,068          $10,170

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $11,054($10,554 with contingent deferred sales charge). A $10,000 investment in the fund's class C shares would have been valued at $11,052 ($10,952 with contingent deferred sales charge). A $10,000 investment in the fund's class M shares would have been valued at $11,074 ($10,687 at public offering price). A $10,000 investment in the fund's class R shares would have been valued at $11,096. See first page of performance section for performance calculation method.

-------------------------------------------------------
Putnam RetirementReady 2025 Fund

          2025 Fund                        Lehman
          class A shares  S&P 500          Aggregate
          at POP          Index            Bond Index
-------------------------------------------------------
11/1/04     9,475          10,000           10,000
7/31/05   $10,473         $11,068          $10,170

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $10,991 ($10,491 with contingent deferred sales charge). A $10,000 investment in the fund's class C shares would have been valued at $10,989 ($10,889 with contingent deferred sales charge). A $10,000 investment in the fund's class M shares would have been valued at $11,012 ($10,627 at public offering price). A $10,000 investment in the fund's class R shares would have been valued at $11,031. See first page of performance section for performance calculation method.

-------------------------------------------------------
Putnam RetirementReady 2020 Fund

          2020 Fund                          Lehman
          class A shares    S&P 500          Aggregate
          at POP            Index            Bond Index
-------------------------------------------------------
11/1/04     9,475            10,000           10,000
7/31/05   $10,368           $11,068          $10,170

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $10,879 ($10,379 with contingent deferred sales charge). A $10,000 investment in the fund's class C shares would have been valued at $10,879 ($10,779 with contingent deferred sales charge). A $10,000 investment in the fund's class M shares would have been valued at $10,900 ($10,517 at public offering price). A $10,000 investment in the fund's class R shares would have been valued at $10,925. See first page of performance section for performance calculation method.

--------------------------------------------------------
Putnam RetirementReady 2015 Fund

          2015 Fund                           Lehman
          class A shares     S&P 500          Aggregate
          at POP             Index            Bond Index
--------------------------------------------------------
11/1/04     9,475             10,000           10,000
7/31/05   $10,223            $11,068          $10,170

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $10,730 ($10,230 with contingent deferred sales charge). A $10,000 investment in the fund's class C shares would have been valued at $10,732 ($10,632 with contingent deferred sales charge). A $10,000 investment in the fund's class M shares would have been valued at $10,752 ($10,375 at public offering price). A $10,000 investment in the fund's class R shares would have been valued at $10,775. See first page of performance section for performance calculation method.

--------------------------------------------------------
Putnam RetirementReady 2010 Fund

          2010 Fund                          Lehman
          class A shares    S&P 500          Aggregate
          at POP            Index            Bond Index
--------------------------------------------------------
11/1/04     9,475            10,000           10,000
7/31/05   $10,000           $11,068          $10,170

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $10,498 ($9,998 with contingent deferred sales charge). A $10,000 investment in the fund's class C shares would have been valued at $10,498 ($10,398 with contingent deferred sales charge). A $10,000 investment in the fund's class M shares would have been valued at $10,519 ($10,151 at public offering price). A $10,000 investment in the fund's class R shares would have been valued at $10,541. See first page of performance section for performance calculation method.

--------------------------------------------------------
Putnam RetirementReady Maturity Fund

          Maturity Fund                    Lehman
          class A shares  S&P 500          Aggregate
          at POP          Index            Bond Index
--------------------------------------------------------
11/1/04    9,475           10,000           10,000
7/31/05   $9,866          $11,068          $10,170

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $10,355 ($9,855 with contingent deferred sales charge). A $10,000 investment in the fund's class C shares would have been valued at $10,359 ($10,259 with contingent deferred sales charge). A $10,000 investment in the fund's class M shares would have been valued at $10,376 ($10,012 at public offering price). A $10,000 investment in the fund's class R shares would have been valued at $10,397. See first page of performance section for performance calculation method.

-------------------------------------------------------------------------
Comparative cumulative index returns

For periods ended 7/31/05
-------------------------------------------------------------------------
                                               S&P 500   Lehman Aggregate
                                               Index     Bond Index
-------------------------------------------------------------------------
Life of fund (since 11/1/04)                   10.68%       1.70%
-------------------------------------------------------------------------

Index results should be compared to fund performance at net asset value.


-------------------------------------------------------------------------
Price and distribution information

For the life-of-fund period ended 7/31/05

-------------------------------------------------------------------------
                 Class A     Class B     Class C     Class M     Class R
-------------------------------------------------------------------------
2045 Fund
-------------------------------------------------------------------------
Distributions
(number)             1           1           1           1           1
-------------------------------------------------------------------------
Income            $0.583      $0.509      $0.509      $0.535      $0.561
-------------------------------------------------------------------------
Capital gains       --          --          --          --          --
-------------------------------------------------------------------------
Total             $0.583      $0.509      $0.509      $0.535      $0.561
-------------------------------------------------------------------------
Share value:    NAV    POP      NAV         NAV     NAV    POP      NAV
-------------------------------------------------------------------------
11/1/04*      $63.42  $66.93  $62.00      $62.00  $62.00  $64.25  $62.00
-------------------------------------------------------------------------
7/31/05        70.75   74.67   68.83       68.84   68.94   71.26+  69.06
-------------------------------------------------------------------------

-------------------------------------------------------------------------
                 Class A     Class B     Class C     Class M     Class R
-------------------------------------------------------------------------
2040 Fund
-------------------------------------------------------------------------
Distributions
(number)             1           1           1           1           1
-------------------------------------------------------------------------
Income            $0.524      $0.450      $0.450      $0.516      $0.502
-------------------------------------------------------------------------
Capital gains       --          --          --          --          --
-------------------------------------------------------------------------
Total             $0.524      $0.450      $0.450      $0.516      $0.502
-------------------------------------------------------------------------
Share value:    NAV    POP      NAV         NAV     NAV    POP      NAV
-------------------------------------------------------------------------
11/1/04*      $63.50  $67.02  $62.00      $62.00  $62.00  $64.25  $62.00
-------------------------------------------------------------------------
7/31/05        70.81   74.73   68.82       68.83   68.88   71.19+  69.04
-------------------------------------------------------------------------

-------------------------------------------------------------------------
                 Class A     Class B     Class C     Class M     Class R
-------------------------------------------------------------------------
2035 Fund
-------------------------------------------------------------------------
Distributions
(number)             1           1           1           1           1
-------------------------------------------------------------------------
Income            $0.454      $0.437      $0.381      $0.438      $0.438
-------------------------------------------------------------------------
Capital gains       --          --          --          --          --
-------------------------------------------------------------------------
Total             $0.454      $0.437      $0.381      $0.438      $0.438
-------------------------------------------------------------------------
Share value:    NAV    POP      NAV         NAV     NAV    POP      NAV
-------------------------------------------------------------------------
11/1/04*      $62.61  $66.08   $61.00      $61.00 $61.00  $63.21  $61.00
-------------------------------------------------------------------------
7/31/05        69.50   73.35    67.35       67.41  67.47   69.74+  67.61
-------------------------------------------------------------------------

* Inception date of the fund.

+ Reflects a reduction in sales charges that took effect on April 1, 2005.


-------------------------------------------------------------------------
                 Class A     Class B     Class C     Class M     Class R
-------------------------------------------------------------------------
2030 Fund
-------------------------------------------------------------------------
Distributions
(number)             1           1           1           1           1
-------------------------------------------------------------------------
Income            $0.419      $0.347      $0.347      $0.399      $0.399
-------------------------------------------------------------------------
Capital gains       --          --          --          --          --
-------------------------------------------------------------------------
Total             $0.419      $0.347      $0.347      $0.399      $0.399
-------------------------------------------------------------------------
Share value:     NAV   POP      NAV         NAV     NAV    POP      NAV
-------------------------------------------------------------------------
11/1/04*       $62.16 $65.60   $61.00      $61.00  $61.00 $63.21   $61.00
-------------------------------------------------------------------------
7/31/05         68.65  72.45    67.07       67.06   67.14  69.40+   67.27
-------------------------------------------------------------------------

-------------------------------------------------------------------------
                 Class A     Class B     Class C     Class M     Class R
-------------------------------------------------------------------------
2025 Fund
-------------------------------------------------------------------------
Distributions
(number)             1           1           1           1           1
-------------------------------------------------------------------------
Income            $0.397      $0.390      $0.322      $0.404      $0.375
-------------------------------------------------------------------------
Capital gains       --          --          --          --          --
-------------------------------------------------------------------------
Total             $0.397      $0.390      $0.322      $0.404      $0.375
-------------------------------------------------------------------------
Share value:    NAV    POP      NAV         NAV     NAV    POP      NAV
-------------------------------------------------------------------------
11/1/04*      $65.75  $69.39   $64.00      $64.00  $64.00 $66.32   $64.00
-------------------------------------------------------------------------
7/31/05        72.26   76.26    69.94       70.00   70.06  72.41+   70.21
-------------------------------------------------------------------------

-------------------------------------------------------------------------
                 Class A     Class B     Class C     Class M     Class R
-------------------------------------------------------------------------
2020 Fund
-------------------------------------------------------------------------
Distributions
(number)             1           1           1           1           1
-------------------------------------------------------------------------
Income            $0.330      $0.321      $0.296      $0.336      $0.309
-------------------------------------------------------------------------
Capital gains       --          --          --          --          --
-------------------------------------------------------------------------
Total             $0.330      $0.321      $0.296      $0.336      $0.309
-------------------------------------------------------------------------
Share value:    NAV    POP      NAV         NAV     NAV    POP      NAV
-------------------------------------------------------------------------
11/1/04*      $60.69  $64.05   $60.00      $60.00  $60.00 $62.18   $60.00
-------------------------------------------------------------------------
7/31/05        66.06   69.72    64.94       64.97   65.05  67.24+   65.23
-------------------------------------------------------------------------

* Inception date of the fund.

+ Reflects a reduction in sales charges that took effect on April 1, 2005.


-------------------------------------------------------------------------
                 Class A     Class B     Class C     Class M     Class R
-------------------------------------------------------------------------
2015 Fund
-------------------------------------------------------------------------
Distributions
(number)             1           1           1           1           1
-------------------------------------------------------------------------
Income            $0.278      $0.248      $0.279      $0.273      $0.256
-------------------------------------------------------------------------
Capital gains       --          --          --          --          --
-------------------------------------------------------------------------
Total             $0.278      $0.248      $0.279      $0.273      $0.256
-------------------------------------------------------------------------
Share value:    NAV    POP      NAV         NAV     NAV    POP      NAV
-------------------------------------------------------------------------
11/1/04*      $62.62  $66.09   $62.00      $62.00  $62.00 $64.25   $62.00
-------------------------------------------------------------------------
7/31/05        67.28   71.01    66.27       66.25   66.38  68.61+   66.54
-------------------------------------------------------------------------

-------------------------------------------------------------------------
                 Class A     Class B     Class C     Class M     Class R
-------------------------------------------------------------------------
2010 Fund
-------------------------------------------------------------------------
Distributions
(number)             1           1           1           1           1
-------------------------------------------------------------------------
Income            $0.215      $0.195      $0.167      $0.172      $0.194
-------------------------------------------------------------------------
Capital gains       --          --          --          --          --
-------------------------------------------------------------------------
Total             $0.215      $0.195      $0.167      $0.172      $0.194
-------------------------------------------------------------------------
Share value:    NAV    POP      NAV         NAV     NAV    POP      NAV
-------------------------------------------------------------------------
11/1/04*      $56.79  $59.94   $56.00      $56.00  $56.00 $58.03   $56.00
-------------------------------------------------------------------------
7/31/05        59.72   63.03    58.59       58.62   58.73  60.70+   58.83
-------------------------------------------------------------------------

-------------------------------------------------------------------------
                 Class A     Class B     Class C     Class M     Class R
-------------------------------------------------------------------------
Maturity Fund
-------------------------------------------------------------------------
Distributions
(number)             9           9           9           9           9
-------------------------------------------------------------------------
Income            $0.752      $0.443      $0.439      $0.557      $0.651
-------------------------------------------------------------------------
Capital gains       --          --          --          --          --
-------------------------------------------------------------------------
Total             $0.752      $0.443      $0.439      $0.557      $0.651
-------------------------------------------------------------------------
Share value:    NAV    POP      NAV         NAV     NAV    POP      NAV
-------------------------------------------------------------------------
11/1/04*      $55.96  $59.06   $56.00      $56.00  $56.00 $58.03   $56.00
-------------------------------------------------------------------------
7/31/05        57.51   60.70    57.54       57.56   57.54  59.47+   57.56
-------------------------------------------------------------------------

* Inception date of the fund.

+ Reflects a reduction in sales charges that took effect on April 1, 2005.




--------------------------------------------------------------------------------------------------------------------
Cumulative life-of-fund performance for most recent calendar quarter

Total return for periods ended 6/30/05

--------------------------------------------------------------------------------------------------------------------
                         Class A               Class B               Class C               Class M         Class R
(inception dates)      (11/1/04)              (11/1/04)             (11/1/04)             (11/1/04)       (11/1/04)
--------------------------------------------------------------------------------------------------------------------
                     NAV        POP        NAV       CDSC        NAV       CDSC        NAV        POP        NAV
--------------------------------------------------------------------------------------------------------------------
2045 Fund           8.35%      2.67%      7.79%      2.79%      7.81%      6.81%      7.98%      4.19%      8.20%
--------------------------------------------------------------------------------------------------------------------
2040 Fund           8.24       2.56       7.72       2.72       7.74       6.74       7.89       4.12       8.10
--------------------------------------------------------------------------------------------------------------------
2035 Fund           7.90       2.23       7.37       2.37       7.38       6.38       7.55       3.79       7.75
--------------------------------------------------------------------------------------------------------------------
2030 Fund           7.57       1.93       7.04       2.04       7.03       6.03       7.21       3.46       7.41
--------------------------------------------------------------------------------------------------------------------
2025 Fund           7.19       1.57       6.67       1.67       6.66       5.66       6.85       3.11       7.02
--------------------------------------------------------------------------------------------------------------------
2020 Fund           6.51       0.93       5.99       0.99       5.98       4.98       6.17       2.44       6.39
--------------------------------------------------------------------------------------------------------------------
2015 Fund           5.64       0.09       5.13       0.13       5.13       4.13       5.31       1.63       5.53
--------------------------------------------------------------------------------------------------------------------
2010 Fund           4.26      -1.22       3.76      -1.24       3.77       2.77       3.93       0.30       4.13
--------------------------------------------------------------------------------------------------------------------
Maturity Fund       3.44      -2.01       2.91      -2.09       2.93       1.93       3.09      -0.53       3.27
--------------------------------------------------------------------------------------------------------------------


Your fund's expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund limited these expenses; had it not done so, expenses would have been higher. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. Expense information also does not include the fees and expenses of the underlying Putnam mutual funds in which the RetirementReady Funds invest. For more information, see your fund's prospectus or talk to your financial advisor.

----------------------------------------------------------------------------
Review your fund's expenses

The first table in this section shows the expenses you would have paid on a $1,000 investment in each of the RetirementReady Funds from February 1, 2005, to July 31, 2005 (excluding the 2050 Fund, which commenced operations on May 2, 2005, and for which the table shows expenses from inception to July 31, 2005). It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. You may use the information in this table to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, and then multiply the result by the number in the first line ("Expenses paid per $1,000") for the class of shares you own.


-------------------------------------------------------------------------------------
                             Class A     Class B     Class C     Class M     Class R
-------------------------------------------------------------------------------------
2050 Fund
-------------------------------------------------------------------------------------
Expenses paid per
$1,000*                        $0.90       $2.83       $2.83       $2.18       $1.54
-------------------------------------------------------------------------------------
Ending value (after
expenses)                  $1,040.80   $1,039.00   $1,039.00   $1,039.60   $1,040.50
-------------------------------------------------------------------------------------
2045 Fund
-------------------------------------------------------------------------------------
Expenses paid per
$1,000*                        $1.79       $5.60       $5.60       $4.33       $3.06
-------------------------------------------------------------------------------------
Ending value (after
expenses)                  $1,059.00   $1,054.90   $1,055.00   $1,056.20   $1,057.70
-------------------------------------------------------------------------------------
2040 Fund
-------------------------------------------------------------------------------------
Expenses paid per
$1,000*                        $1.79       $5.60       $5.60       $4.33       $3.06
-------------------------------------------------------------------------------------
Ending value (after
expenses)                  $1,058.80   $1,054.90   $1,055.00   $1,056.30   $1,057.80
-------------------------------------------------------------------------------------
2035 Fund
-------------------------------------------------------------------------------------
Expenses paid per
$1,000*                        $1.78       $5.60       $5.60       $4.33       $3.06
-------------------------------------------------------------------------------------
Ending value (after
expenses)                  $1,056.10   $1,052.20   $1,052.30   $1,053.40   $1,055.10
-------------------------------------------------------------------------------------
2030 Fund
-------------------------------------------------------------------------------------
Expenses paid per
$1,000*                        $1.78       $5.59       $5.59       $4.32       $3.05
-------------------------------------------------------------------------------------
Ending value (after
expenses)                  $1,053.20   $1,049.60   $1,049.40   $1,050.90   $1,052.10
-------------------------------------------------------------------------------------
2025 Fund
-------------------------------------------------------------------------------------
Expenses paid per
$1,000*                        $1.78       $5.58       $5.58       $4.32       $3.05
-------------------------------------------------------------------------------------
Ending value (after
expenses)                  $1,050.70   $1,046.90   $1,046.60   $1,048.20   $1,049.30
-------------------------------------------------------------------------------------
2020 Fund
-------------------------------------------------------------------------------------
Expenses paid per
$1,000*                        $1.78       $5.57       $5.57       $4.31       $3.04
-------------------------------------------------------------------------------------
Ending value (after
expenses)                  $1,046.70   $1,042.90   $1,042.80   $1,044.10   $1,046.00
-------------------------------------------------------------------------------------
2015 Fund
-------------------------------------------------------------------------------------
Expenses paid per
$1,000*                        $1.77       $5.55       $5.55       $4.30       $3.03
-------------------------------------------------------------------------------------
Ending value (after
expenses)                  $1,040.70   $1,036.60   $1,036.80   $1,038.00   $1,039.60
-------------------------------------------------------------------------------------
2010 Fund
-------------------------------------------------------------------------------------
Expenses paid per
$1,000*                        $1.76       $5.53       $5.53       $4.27       $3.02
-------------------------------------------------------------------------------------
Ending value (after
expenses)                  $1,030.00   $1,026.30   $1,026.40   $1,027.80   $1,029.20
-------------------------------------------------------------------------------------
Maturity Fund
-------------------------------------------------------------------------------------
Expenses paid per
$1,000*                        $1.76       $5.51       $5.51       $4.26       $3.01
-------------------------------------------------------------------------------------
Ending value (after
expenses)                  $1,023.70   $1,019.90   $1,020.20   $1,021.30   $1,022.70
-------------------------------------------------------------------------------------


* Expenses for each share class are calculated using the fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 7/31/05 (except the 2050 Fund, which commenced operations on May 2, 2005). The expense ratio may differ for each share class (see the next table in this section). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

-------------------------------------------------------------------------------
Compare expenses using the SEC's method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.


------------------------------------------------------------------------------------
2050 Fund                    Class A     Class B     Class C     Class M     Class R
------------------------------------------------------------------------------------
Expenses paid per
$1,000*                        $0.89       $2.79       $2.79       $2.15       $1.52
------------------------------------------------------------------------------------
Ending value (after
expenses)                  $1,011.72   $1,009.83   $1,009.83   $1,010.46   $1,011.09
------------------------------------------------------------------------------------
Annualized expense ratio        0.35%       1.10%       1.10%       0.85%       0.60%
------------------------------------------------------------------------------------
2045 Fund
------------------------------------------------------------------------------------
Expenses paid per
$1,000*                        $1.76       $5.51       $5.51       $4.26       $3.01
------------------------------------------------------------------------------------
Ending value (after
expenses)                  $1,023.06   $1,019.34   $1,019.34   $1,020.58   $1,021.82
------------------------------------------------------------------------------------
Annualized expense ratio        0.35%       1.10%       1.10%       0.85%       0.60%
------------------------------------------------------------------------------------
2040 Fund
------------------------------------------------------------------------------------
Expenses paid per
$1,000*                        $1.76       $5.51       $5.51       $4.26       $3.01
------------------------------------------------------------------------------------
Ending value (after
expenses)                  $1,023.06   $1,019.34   $1,019.34   $1,020.58   $1,021.82
------------------------------------------------------------------------------------
Annualized expense ratio        0.35%       1.10%       1.10%       0.85%       0.60%
------------------------------------------------------------------------------------
2035 Fund
------------------------------------------------------------------------------------
Expenses paid per
$1,000*                        $1.76       $5.51       $5.51       $4.26       $3.01
------------------------------------------------------------------------------------
Ending value (after
expenses)                  $1,023.06   $1,019.34   $1,019.34   $1,020.58   $1,021.82
------------------------------------------------------------------------------------
Annualized expense ratio        0.35%       1.10%       1.10%       0.85%       0.60%
------------------------------------------------------------------------------------
2030 Fund
------------------------------------------------------------------------------------
Expenses paid per
$1,000*                        $1.76       $5.51       $5.51       $4.26       $3.01
------------------------------------------------------------------------------------
Ending value (after
expenses)                  $1,023.06   $1,019.34   $1,019.34   $1,020.58   $1,021.82
------------------------------------------------------------------------------------
Annualized expense ratio        0.35%       1.10%       1.10%       0.85%       0.60%
------------------------------------------------------------------------------------
2025 Fund
------------------------------------------------------------------------------------
Expenses paid per
$1,000*                        $1.76       $5.51       $5.51       $4.26       $3.01
------------------------------------------------------------------------------------
Ending value (after
expenses)                  $1,023.06   $1,019.34   $1,019.34   $1,020.58   $1,021.82
------------------------------------------------------------------------------------
Annualized expense ratio        0.35%       1.10%       1.10%       0.85%       0.60%
------------------------------------------------------------------------------------
2020 Fund
------------------------------------------------------------------------------------
Expenses paid per
$1,000*                        $1.76       $5.51       $5.51       $4.26       $3.01
------------------------------------------------------------------------------------
Ending value (after
expenses)                  $1,023.06   $1,019.34   $1,019.34   $1,020.58   $1,021.82
------------------------------------------------------------------------------------
Annualized expense ratio        0.35%       1.10%       1.10%       0.85%       0.60%
------------------------------------------------------------------------------------
2015 Fund
------------------------------------------------------------------------------------
Expenses paid per
$1,000*                        $1.76       $5.51       $5.51       $4.26       $3.01
------------------------------------------------------------------------------------
Ending value (after
expenses)                  $1,023.06   $1,019.34   $1,019.34   $1,020.58   $1,021.82
------------------------------------------------------------------------------------
Annualized expense ratio        0.35%       1.10%       1.10%       0.85%       0.60%
------------------------------------------------------------------------------------
2010 Fund
------------------------------------------------------------------------------------
Expenses paid per
$1,000*                        $1.76       $5.51       $5.51       $4.26       $3.01
------------------------------------------------------------------------------------
Ending value (after
expenses)                  $1,023.06   $1,019.34   $1,019.34   $1,020.58   $1,021.82
------------------------------------------------------------------------------------
Annualized expense ratio        0.35%       1.10%       1.10%       0.85%       0.60%
------------------------------------------------------------------------------------
Maturity Fund
------------------------------------------------------------------------------------
Expenses paid per
$1,000*                        $1.76       $5.51       $5.51       $4.26       $3.01
------------------------------------------------------------------------------------
Ending value (after
expenses)                  $1,023.06   $1,019.34   $1,019.34   $1,020.58   $1,021.82
------------------------------------------------------------------------------------
Annualized expense ratio        0.35%       1.10%       1.10%       0.85%       0.60%
------------------------------------------------------------------------------------

* Expenses for each share class are calculated using the fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 7/31/05
  (except the 2050 Fund, which commenced operations on May 2, 2005). The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period;
  then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.


Your fund's management

Your fund is managed by the members of the Global Asset Allocation Team. Jeffrey Knight is the Portfolio Leader, and Robert Kea and Robert Schoen are Portfolio Members. The Portfolio Leader and Portfolio Members coordinate the team's management of the fund.

For a complete listing of the members of the Global Asset Allocation Team, including those who are not Portfolio Leaders or Portfolio Members of your fund, visit Putnam's Individual Investor Web site at www.putnam.com.

----------------------------------------------------------------------------
Fund manager compensation

The total 2004 fund manager compensation that is attributable to the RetirementReady Funds is approximately $250,000. This amount includes a portion of 2004 compensation paid by Putnam Management to the fund managers assigned to the fund as of July 31, 2005, for their portfolio management responsibilities, calculated based on the fund assets they manage taken as a percentage of the total assets they manage. The compensation amount also includes a portion of the 2004 compensation paid to the Chief Investment Officer of the team for his oversight responsibilities, calculated based on the fund assets he oversees taken as a percentage of the total assets he oversees. This amount does not include compensation of other personnel involved in research, trading, administration, systems, compliance, or fund operations; nor does it include non-compensation costs. These percentages are determined as of the funds' fiscal period-end. For personnel who joined Putnam Management during or after 2004, the calculation reflects annualized 2004 compensation or an estimate of 2005 compensation, as applicable.

----------------------------------------------------------------------------
Other Putnam funds managed by the Portfolio Leader and Portfolio Members

Jeffrey Knight is also a Portfolio Leader of the Putnam Asset Allocation
Funds: Growth, Balanced, and Conservative Portfolios, a Portfolio Leader of Putnam Income Opportunities Fund, and a Portfolio Member of The George Putnam Fund of Boston.

Robert Kea and Robert Schoen are also Portfolio Members of the Putnam Asset Allocation Funds: Growth, Balanced, and Conservative Portfolios, as well as Putnam Income Opportunities Fund.

Jeffrey Knight, Robert Kea, and Robert Schoen may also manage other accounts and variable trust funds advised by Putnam Management or an affiliate.


----------------------------------------------------------------------------
Fund ownership

Your fund's Portfolio Leader and Portfolio Members, as well as the members of Putnam's Executive Board, each invest in one or more of the six mutual funds that underlie the Putnam RetirementReady Funds.

----------------------------------------------------------------------------
Changes in your fund's Portfolio Leader and Portfolio Members

Your fund's Portfolio Leader and Portfolio Members did not change during the period ended July 31, 2005. After the close of the period, however, Bruce MacDonald left the management team.



Terms and definitions

----------------------------------------------------------------------------
Important terms

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. NAV is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.25% maximum sales charge for class A shares and 3.50% for class M shares (since reduced to 3.25%).

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

----------------------------------------------------------------------------
Share classes

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.


----------------------------------------------------------------------------
Comparative indexes

JP Morgan Developed High Yield Index is an unmanaged index of high-yield fixed-income securities issued in developed countries.

Lehman Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Lehman Credit Index is an unmanaged index of investment-grade corporate bonds.

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index of equity securities from developed countries in Western Europe, the Far East, and Australasia.

Russell 1000 Index is an unmanaged index of the 1,000 largest companies in the Russell 3000 Index.

Russell 2000 Index is an unmanaged index of the 2,000 smallest companies in the Russell 3000 Index.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.


Trustee approval of management contract

----------------------------------------------------------------------------
General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund's management contract with Putnam Management. In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not "interested persons" (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the "Independent Trustees"), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months beginning in March and ending in June 2005, the Contract Committee met five times to consider the information provided by Putnam Management and other information developed with the assistance of the Board's independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. Upon completion of this review, the Contract Committee recommended and the Independent Trustees approved the continuance of your fund's management contract, effective July 1, 2005.

This approval was based on the following conclusions:

* That the fee schedule currently in effect for your fund represents reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such services, and

* That such fee schedule represents an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements in prior years.

----------------------------------------------------------------------------
Model fee schedules and categories; total expenses

The Trustees' review of the management fees and total expenses of the Putnam funds focused on three major themes:

* Consistency. The Trustees, working in cooperation with Putnam
  Management, have developed and implemented a series of model fee schedules for the Putnam funds designed to ensure that each fund's management fee is consistent with the fees for similar funds in the Putnam family of funds and compares favorably with fees paid by competitive funds sponsored by other investment advisers. Under this approach, each Putnam fund is assigned to one of several fee categories based on a combination of factors, including competitive fees and perceived difficulty of management, and a common fee schedule is implemented for all funds in a given fee category. The Trustees reviewed the management fee currently in effect for your fund and concluded that no changes should be made in the fund's current fee schedule at this time.

* Competitiveness. The Trustees also reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., each Putnam RetirementReady Fund ranked in the first percentile in management fees and in the first percentile in total expenses (less any applicable 12b-1 fees) as of December 31, 2004 (the first percentile being the least expensive funds and the 100th percentile being the most expensive funds). (The comparative fee and expense information for each Putnam RetirementReady Fund excludes the fees and expenses of the underlying Putnam funds in which a Putnam RetirementReady Fund invests.) The Trustees noted that expense ratios for a number of Putnam funds, which show the percentage of fund assets used to pay for management and administrative services, distribution (12b-1) fees and other expenses, had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints. They noted that such expense ratio increases were currently being controlled by expense limitations implemented in January 2004 and which Putnam Management, in consultation with the Contract Committee, has committed to maintain at least through 2006. The Trustees expressed their intention to monitor this information closely to ensure that fees and expenses of the Putnam funds continue to meet evolving competitive standards.

* Economies of scale. The Trustees concluded that the management fee currently in effect for your fund represents an appropriate sharing of economies of scale at current asset levels. The Trustees examined the existing breakpoint structure of the Putnam funds' management fees in light of competitive industry practices. The Trustees considered various possible modifications to the Putnam Funds' current breakpoint structure, but ultimately concluded that the current breakpoint structure continues to serve the interests of fund shareholders. Accordingly, the Trustees continue to believe that the fee schedules currently in effect for the funds represent an appropriate sharing of economies of scale at current asset levels. The Trustees noted that significant redemptions in many Putnam funds, together with significant changes in the cost structure of Putnam Management, have altered the economics of Putnam Management's business in significant ways. In view of these changes, the Trustees intend to consider whether a greater sharing of the economies of scale by fund shareholders would be appropriate if and when aggregate assets in the Putnam funds begin to experience meaningful growth.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services to be provided and profits to be realized by Putnam Management and its affiliates from the relationship with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management's revenues, expenses and profitability with respect to the funds' management contracts, allocated on a fund-by-fund basis.

------------------------------------------------------------------------------
Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees' evaluation of the quality of services provided by Putnam Management under your fund's management contract. The Trustees were assisted in their review of the funds' investment process and performance by the work of the Investment Oversight Committees of the Trustees, which meet on a regular monthly basis with the funds' portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process -- as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel -- but also recognize that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing the fund's performance with various benchmarks and with the performance of competitive funds. The Trustees noted the satisfactory investment performance of many Putnam funds. They also noted the disappointing investment performance of certain funds in recent years and continued to discuss with senior management of Putnam Management the factors contributing to such underperformance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has made significant changes in its investment personnel and processes and in the fund product line to address areas of underperformance. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these changes and to evaluate whether additional remedial changes are warranted.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees believe that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds' Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees believe that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees' view, the alternative of terminating a management contract and engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.


------------------------------------------------------------------------------
Brokerage and soft-dollar allocations; other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include principally benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage is earmarked to pay for research services that may be utilized by a fund's investment adviser. The Trustees believe that soft-dollar credits and other potential benefits associated with the allocation of fund brokerage, which pertains mainly to funds investing in equity securities, represent assets of the funds that should be used for the benefit of fund shareholders. This area has been marked by significant change in recent years. In July 2003, acting upon the Contract Committee's recommendation, the Trustees directed that allocations of brokerage to reward firms that sell fund shares be discontinued no later than December 31, 2003. In addition, commencing in 2004, the allocation of brokerage commissions by Putnam Management to acquire research services from third-party service providers has been significantly reduced, and continues at a modest level only to acquire research that is customarily not available for cash. The Trustees will continue to monitor the allocation of the funds' brokerage to ensure that the principle of "best price and execution" remains paramount in the portfolio trading process.

The Trustees' annual review of your fund's management contract also included the review of its distributor's contract and distribution plan with Putnam Retail Management Limited Partnership and the custodian agreement and investor servicing agreement with Putnam Fiduciary Trust Company, all of which provide benefits to affiliates of Putnam Management.

-----------------------------------------------------------------------------
Comparison of retail and institutional fee schedules

The information examined by the Trustees as part of their annual contract review has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparison of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and the mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across all asset sectors are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, but have not relied on such comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.


Other information for shareholders

------------------------------------------------------------------------------
Putnam's policy on confidentiality

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders' addresses, telephone numbers, Social Security numbers, and the names of their financial advisors. We use this information to assign an account number and to help us maintain accurate records of transactions and account balances. It is our policy to protect the confidentiality of your information, whether or not you currently own shares of our funds, and in particular, not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use. Under certain circumstances, we share this information with outside vendors who provide services to us, such as mailing and proxy solicitation. In those cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. We may also share this information with our Putnam affiliates to service your account or provide you with information about other Putnam products or services. It is also our policy to share account information with your financial advisor, if you've listed one on your Putnam account. If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:30 a.m. to 7:00 p.m., or Saturdays from 9:00 a.m. to 5:00 p.m. Eastern Time.

------------------------------------------------------------------------------
Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds' proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005, are available on the Putnam Individual Investor Web site, www.putnam.com/individual, and on the SEC's Web site, www.sec.gov. If you have questions about finding forms on the SEC's Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds' proxy voting guidelines and procedures at no charge by calling Putnam's Shareholder Services at 1-800-225-1581.

------------------------------------------------------------------------------
Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Forms N-Q. Shareholders may obtain the fund's Forms N-Q on the SEC's Web site at www.sec.gov. In addition, the fund's Forms N-Q may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's Web site or the operation of the public reference room.


Financial statements

------------------------------------------------------------------------------
A guide to financial statements

These sections of the report, as well as the accompanying Notes, preceded by the Report of Independent Registered Public Accounting Firm, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal year.

Statement of changes in net assets shows how the fund's net assets were affected by the fund's net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of
Putnam RetirementReady Funds:

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam RetirementReady Funds (the "trust") at July 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments owned at July 31, 2005, by correspondence with the transfer agent, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
September 8, 2005



The fund's portfolio 7/31/05

-------------------------------------------------------------------------------------------------
2050 Fund
-------------------------------------------------------------------------------------------------
Equity Funds* 95.2%                                                        Shares           Value
-------------------------------------------------------------------------------------------------
Putnam Capital Opportunities Fund (Class Y)                                 5,216         $67,910
Putnam Fund for Growth and Income (Class Y)                                 5,561         110,942
Putnam International Equity Fund (Class Y)                                  5,515         134,189
Putnam Voyager Fund (Class Y)                                               6,349         112,560
-------------------------------------------------------------------------------------------------
Total Equity Funds (cost $414,268)                                                       $425,601

-------------------------------------------------------------------------------------------------
Fixed Income Funds* 4.8%                                                   Shares           Value
-------------------------------------------------------------------------------------------------

Putnam Income Fund (Class Y)                                                2,514         $17,272
Putnam Money Market Fund (Class A)                                          4,311           4,311
-------------------------------------------------------------------------------------------------
Total Fixed Income Funds (cost $21,688)                                                   $21,583

-------------------------------------------------------------------------------------------------
Total Investments
-------------------------------------------------------------------------------------------------
Total investments (cost $435,956)                                                        $447,184

* Percentages indicated are based on net assets of $447,078.

-------------------------------------------------------------------------------------------------
2045 Fund
-------------------------------------------------------------------------------------------------
Equity Funds* 95.0%                                                        Shares           Value
-------------------------------------------------------------------------------------------------
Putnam Capital Opportunities Fund (Class Y)                               189,026      $2,461,112
Putnam Fund for Growth and Income (Class Y)                               199,782       3,985,659
Putnam International Equity Fund (Class Y)                                197,086       4,795,096
Putnam Voyager Fund (Class Y)                                             228,671       4,054,338
-------------------------------------------------------------------------------------------------
Total Equity Funds (cost $14,589,870)                                                 $15,296,205

-------------------------------------------------------------------------------------------------
Fixed Income Funds* 4.8%                                                   Shares           Value
-------------------------------------------------------------------------------------------------
Putnam Income Fund (Class Y)                                               89,232        $613,026
Putnam Money Market Fund (Class A)                                        158,338         158,338
-------------------------------------------------------------------------------------------------
Total Fixed Income Funds (cost $772,621)                                                 $771,364

-------------------------------------------------------------------------------------------------
Total Investments
-------------------------------------------------------------------------------------------------
Total Investments (cost $15,362,491)                                                  $16,067,569

* Percentages indicated are based on net assets of $16,098,943.

-------------------------------------------------------------------------------------------------
2040 Fund
-------------------------------------------------------------------------------------------------
Equity Funds* 94.1%                                                        Shares           Value
-------------------------------------------------------------------------------------------------
Putnam Capital Opportunities Fund (Class Y)                               249,855      $3,253,118
Putnam Fund for Growth and Income (Class Y)                               264,248       5,271,745
Putnam International Equity Fund (Class Y)                                251,958       6,130,134
Putnam Voyager Fund (Class Y)                                             302,297       5,359,734
-------------------------------------------------------------------------------------------------
Total Equity Funds (cost $18,930,536)                                                 $20,014,731

-------------------------------------------------------------------------------------------------
Fixed Income Funds* 5.7%                                                   Shares           Value
-------------------------------------------------------------------------------------------------
Putnam Income Fund (Class Y)                                              147,679      $1,014,555
Putnam Money Market Fund (Class A)                                        206,159         206,159
-------------------------------------------------------------------------------------------------
Total Fixed Income Funds (cost $1,223,222)                                             $1,220,714

-------------------------------------------------------------------------------------------------
Total Investments
-------------------------------------------------------------------------------------------------
Total Investments (cost $20,153,758)                                                  $21,235,445

* Percentages indicated are based on net assets of $21,263,167.

-------------------------------------------------------------------------------------------------
2035 Fund
-------------------------------------------------------------------------------------------------
Equity Funds* 89.4%                                                        Shares           Value
-------------------------------------------------------------------------------------------------
Putnam Capital Opportunities Fund (Class Y)                               463,081      $6,029,311
Putnam Fund for Growth and Income (Class Y)                               503,748      10,049,765
Putnam International Equity Fund (Class Y)                                465,881      11,334,873
Putnam Voyager Fund (Class Y)                                             576,332      10,218,369
-------------------------------------------------------------------------------------------------
Total Equity Funds (cost $35,393,631)                                                 $37,632,318

-------------------------------------------------------------------------------------------------
Fixed Income Funds* 10.6%                                                  Shares           Value
-------------------------------------------------------------------------------------------------
Putnam Income Fund (Class Y)                                              469,157     $ 3,223,106
Putnam Money Market Fund (Class A)                                      1,220,203       1,220,203
-------------------------------------------------------------------------------------------------
Total Fixed Income Funds (cost $4,453,475)                                             $4,443,309

-------------------------------------------------------------------------------------------------
Total Investments
-------------------------------------------------------------------------------------------------
Total Investments (cost $39,847,106)                                                  $42,075,627

* Percentages indicated are based on net assets of $42,092,987.


-------------------------------------------------------------------------------------------------
2030 Fund
-------------------------------------------------------------------------------------------------
Equity Funds* 84.6%                                                        Shares           Value
-------------------------------------------------------------------------------------------------
Putnam Capital Opportunities Fund (Class Y)                               721,144      $9,389,299
Putnam Fund for Growth and Income (Class Y)                               809,102      16,141,591
Putnam International Equity Fund (Class Y)                                722,531      17,579,174
Putnam Voyager Fund (Class Y)                                             925,888      16,415,997
-------------------------------------------------------------------------------------------------
Total Equity Funds (cost $55,987,909)                                                 $59,526,061

-------------------------------------------------------------------------------------------------
Fixed Income Funds* 15.4%                                                  Shares           Value
-------------------------------------------------------------------------------------------------
Putnam Income Fund (Class Y)                                            1,178,659      $8,097,389
Putnam Money Market Fund (Class A)                                      2,726,160       2,726,160
-------------------------------------------------------------------------------------------------
Total Fixed Income Funds (cost $10,849,601)                                           $10,823,549

-------------------------------------------------------------------------------------------------
Total Investments
-------------------------------------------------------------------------------------------------
Total Investments (cost $66,837,510)                                                  $70,349,610

* Percentages indicated are based on net assets of $70,351,602.

-------------------------------------------------------------------------------------------------
2025 Fund
-------------------------------------------------------------------------------------------------
Equity Funds* 79.8%                                                        Shares           Value
-------------------------------------------------------------------------------------------------
Putnam Capital Opportunities Fund (Class Y)                             1,039,316     $13,531,889
Putnam Fund for Growth and Income (Class Y)                             1,208,784      24,115,238
Putnam International Equity Fund (Class Y)                              1,038,679      25,271,072
Putnam Voyager Fund (Class Y)                                           1,383,135      24,522,989
-------------------------------------------------------------------------------------------------
Total Equity Funds (cost $81,511,509)                                                 $87,441,188

-------------------------------------------------------------------------------------------------
Fixed Income Funds* 20.3%                                                  Shares           Value
-------------------------------------------------------------------------------------------------
Putnam Income Fund (Class Y)                                            2,301,809     $15,813,429
Putnam Money Market Fund (Class A)                                      6,391,988       6,391,988
-------------------------------------------------------------------------------------------------
Total Fixed Income Funds (cost $22,261,802)                                           $22,205,417

-------------------------------------------------------------------------------------------------
Total Investments
-------------------------------------------------------------------------------------------------
Total Investments (cost $103,773,311)                                                $109,646,605

* Percentages indicated are based on net assets of $109,627,632.

-------------------------------------------------------------------------------------------------
2020 Fund
-------------------------------------------------------------------------------------------------
Equity Funds* 71.0%                                                        Shares           Value
-------------------------------------------------------------------------------------------------
Putnam Capital Opportunities Fund (Class Y)                             1,050,975     $13,683,699
Putnam Fund for Growth and Income (Class Y)                             1,272,368      25,383,747
Putnam International Equity Fund (Class Y)                                846,473      20,594,699
Putnam Voyager Fund (Class Y)                                           1,456,148      25,817,458
-------------------------------------------------------------------------------------------------
Total Equity Funds (cost $79,862,068)                                                 $85,479,603

-------------------------------------------------------------------------------------------------
Fixed Income Funds* 29.0%                                                  Shares           Value
-------------------------------------------------------------------------------------------------
Putnam Income Fund (Class Y)                                            3,552,321     $24,404,452
Putnam Money Market Fund (Class A)                                     10,582,495      10,582,495
-------------------------------------------------------------------------------------------------
Total Fixed Income Funds (cost $35,063,901)                                           $34,986,947

-------------------------------------------------------------------------------------------------
Total Investments
-------------------------------------------------------------------------------------------------
Total Investments (cost $114,925,969)                                                $120,466,550

* Percentages indicated are based on net assets of $120,439,782.

-------------------------------------------------------------------------------------------------
2015 Fund
-------------------------------------------------------------------------------------------------
Equity Funds* 58.1%                                                        Shares           Value
-------------------------------------------------------------------------------------------------
Putnam Capital Opportunities Fund (Class Y)                             1,124,481     $14,640,749
Putnam Fund for Growth and Income (Class Y)                             1,283,333      25,602,503
Putnam International Equity Fund (Class Y)                                644,473      15,680,026
Putnam Voyager Fund (Class Y)                                           1,468,822      26,042,218
-------------------------------------------------------------------------------------------------
Total Equity Funds (cost $75,859,891)                                                 $81,965,496

-------------------------------------------------------------------------------------------------
Fixed Income Funds* 41.9%                                                  Shares           Value
-------------------------------------------------------------------------------------------------
Putnam Income Fund (Class Y)                                            5,770,775     $39,645,227
Putnam Money Market Fund (Class A)                                     19,389,803      19,389,803
-------------------------------------------------------------------------------------------------
Total Fixed Income Funds (cost $59,179,243)                                           $59,035,030

-------------------------------------------------------------------------------------------------
Total Investments
-------------------------------------------------------------------------------------------------
Total Investments (cost $135,039,134)                                                $141,000,526

* Percentages indicated are based on net assets of $140,958,694.

-------------------------------------------------------------------------------------------------
2010 Fund
-------------------------------------------------------------------------------------------------
Equity Funds* 38.1%                                                        Shares           Value
-------------------------------------------------------------------------------------------------
Putnam Capital Opportunities Fund (Class Y)                               472,368      $6,150,230
Putnam Fund for Growth and Income (Class Y)                               556,372      11,099,629
Putnam International Equity Fund (Class Y)                                140,685       3,422,872
Putnam Voyager Fund (Class Y)                                             636,672      11,288,190
-------------------------------------------------------------------------------------------------
Total Equity Funds (cost $29,727,214)                                                 $31,960,921

-------------------------------------------------------------------------------------------------
Fixed Income Funds* 61.9%                                                  Shares           Value
-------------------------------------------------------------------------------------------------
Putnam Income Fund (Class Y)                                            4,660,686     $32,018,910
Putnam Money Market Fund (Class A)                                     19,965,721      19,965,721
-------------------------------------------------------------------------------------------------
Total Fixed Income Funds (cost $52,075,305)                                           $51,984,631

-------------------------------------------------------------------------------------------------
Total Investments
-------------------------------------------------------------------------------------------------
Total Investments (cost $81,802,519)                                                  $83,945,552

* Percentages indicated are based on net assets of $83,937,917.

-------------------------------------------------------------------------------------------------
Maturity Fund
-------------------------------------------------------------------------------------------------
Equity Funds* 25.8%                                                        Shares           Value
-------------------------------------------------------------------------------------------------
Putnam Capital Opportunities Fund (Class Y)                               191,791      $2,497,118
Putnam Fund for Growth and Income (Class Y)                               243,686       4,861,537
Putnam International Equity Fund (Class Y)                                     --              --
Putnam Voyager Fund (Class Y)                                             278,601       4,939,600
-------------------------------------------------------------------------------------------------
Total Equity Funds (cost $11,551,919)                                                 $12,298,255

-------------------------------------------------------------------------------------------------
Fixed Income Funds* 74.1%                                                  Shares           Value
-------------------------------------------------------------------------------------------------
Putnam Income Fund (Class Y)                                            3,068,734     $21,082,202
Putnam Money Market Fund (Class A)                                     14,237,266      14,237,266
-------------------------------------------------------------------------------------------------
Total Fixed Income Funds (cost $35,359,686)                                           $35,319,468

-------------------------------------------------------------------------------------------------
Total Investments
-------------------------------------------------------------------------------------------------
Total Investments (cost $46,911,605)                                                  $47,617,723

* Percentages indicated are based on net assets of $47,647,815.




Statement of assets and liabilities 7/31/05
-------------------------------------------------------------------------------------------------
ASSETS                                                              2050 Fund         2045 Fund
-------------------------------------------------------------------------------------------------
Investments in affiliated underlying Putnam Funds, at value
(Notes 1 and 6)                                                      $447,184       $16,067,569
-------------------------------------------------------------------------------------------------
Interest receivable                                                         6               352
-------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                 36,165           510,868
-------------------------------------------------------------------------------------------------
Receivable for securities sold                                          4,902           379,160
-------------------------------------------------------------------------------------------------
Unamortized offering costs (Note 1)                                    57,573            21,928
-------------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                       19,773            15,837
-------------------------------------------------------------------------------------------------
Total assets                                                          565,603        16,995,714

-------------------------------------------------------------------------------------------------
Liabilities
-------------------------------------------------------------------------------------------------
Payable for shares of the fund redeemed                                 3,814           379,160
-------------------------------------------------------------------------------------------------
Payable for securities purchased                                       37,259           511,207
-------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                     76             1,654
-------------------------------------------------------------------------------------------------
Payable for offering cost (Note 1)                                     76,976                --
-------------------------------------------------------------------------------------------------
Other accrued expenses                                                    400             4,750
-------------------------------------------------------------------------------------------------
Total liabilities                                                     118,525           896,771
-------------------------------------------------------------------------------------------------
Net assets                                                           $447,078       $16,098,943

-------------------------------------------------------------------------------------------------
Represented by
-------------------------------------------------------------------------------------------------
Paid-in-capital (unlimited shares authorized) (Notes 1 and 4)        $432,811       $15,027,598
-------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                              130            13,433
-------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                   2,909           352,834
-------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                             11,228           705,078
-------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital
outstanding                                                          $447,078       $16,098,943

-------------------------------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE                   2050 Fund         2045 Fund
-------------------------------------------------------------------------------------------------
Computation of net asset value and offering price Class A
Net Assets                                                           $273,519        $8,136,208
-------------------------------------------------------------------------------------------------
Number of shares outstanding                                            5,032           114,999
-------------------------------------------------------------------------------------------------
Net asset value                                                        $54.36            $70.75
-------------------------------------------------------------------------------------------------
Offering price per class A share (front-end sales charge of
5.25%)                                                                 $57.37            $74.67
-------------------------------------------------------------------------------------------------
Computation of net asset value Class B
Net Assets                                                            $31,489           $17,155
-------------------------------------------------------------------------------------------------
Number of shares outstanding                                              580               249
-------------------------------------------------------------------------------------------------
Net asset value                                                        $54.25            $68.83
-------------------------------------------------------------------------------------------------
Computation of net asset value Class C
Net Assets                                                             $4,249            $9,636
-------------------------------------------------------------------------------------------------
Number of shares outstanding                                               78               140
-------------------------------------------------------------------------------------------------
Net asset value                                                        $54.25            $68.84
-------------------------------------------------------------------------------------------------
Computation of net asset value Class M
Net Assets                                                             $3,213            $8,557
-------------------------------------------------------------------------------------------------
Number of shares outstanding                                               59               124
-------------------------------------------------------------------------------------------------
Net asset value                                                        $54.28            $68.94
-------------------------------------------------------------------------------------------------
Offering price per class M share (front-end sales charge of
3.25%)                                                                 $56.10            $71.26
-------------------------------------------------------------------------------------------------
Computation of net asset value Class R
Net Assets                                                             $1,086            $1,123
-------------------------------------------------------------------------------------------------
Number of shares outstanding                                               20                16
-------------------------------------------------------------------------------------------------
Net asset value                                                        $54.32            $69.06
-------------------------------------------------------------------------------------------------
Computation of net asset value Class Y
Net Assets                                                           $133,522        $7,926,264
-------------------------------------------------------------------------------------------------
Number of shares outstanding                                            2,455           103,100
-------------------------------------------------------------------------------------------------
Net asset value                                                        $54.38            $76.88
-------------------------------------------------------------------------------------------------
Cost of investments (Note 1)                                         $435,956       $15,362,491
-------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------------------------
ASSETS                                                              2040 Fund         2035 Fund
-------------------------------------------------------------------------------------------------
Investments in affiliated underlying Putnam Funds, at value
(Notes 1 and 6)                                                   $21,235,445       $42,075,627
-------------------------------------------------------------------------------------------------
Interest receivable                                                       460             2,751
-------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                986,753         1,667,789
-------------------------------------------------------------------------------------------------
Receivable for securities sold                                        501,469           807,106
-------------------------------------------------------------------------------------------------
Unamortized offering costs (Note 1)                                    21,928            21,928
-------------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                       14,764            13,161
-------------------------------------------------------------------------------------------------
Total assets                                                       22,760,819        44,588,362

-------------------------------------------------------------------------------------------------
Liabilities
-------------------------------------------------------------------------------------------------
Payable for shares of the fund redeemed                               501,469           807,106
-------------------------------------------------------------------------------------------------
Payable for securities purchased                                      987,197         1,670,447
-------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                  2,427             4,274
-------------------------------------------------------------------------------------------------
Other accrued expenses                                                  6,559            13,548
-------------------------------------------------------------------------------------------------
Total liabilities                                                   1,497,652         2,495,375
-------------------------------------------------------------------------------------------------
Net assets                                                        $21,263,167       $42,092,987

-------------------------------------------------------------------------------------------------
Represented by
-------------------------------------------------------------------------------------------------
Paid-in-capital (unlimited shares authorized) (Notes 1 and 4)     $19,704,777       $38,978,122
-------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                           26,478            94,887
-------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                 450,225           791,457
-------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                          1,081,687         2,228,521
-------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital
outstanding                                                       $21,263,167       $42,092,987

-------------------------------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE                   2040 Fund         2035 Fund
-------------------------------------------------------------------------------------------------
Computation of net asset value and offering price Class A
Net Assets                                                        $12,229,614       $21,274,040
-------------------------------------------------------------------------------------------------
Number of shares outstanding                                          172,708           306,110
-------------------------------------------------------------------------------------------------
Net asset value                                                        $70.81            $69.50
-------------------------------------------------------------------------------------------------
Offering price per class A share (front-end sales charge of
5.25%)                                                                 $74.73            $73.35
-------------------------------------------------------------------------------------------------
Computation of net asset value Class B
Net Assets                                                            $37,375           $66,737
-------------------------------------------------------------------------------------------------
Number of shares outstanding                                              543               991
-------------------------------------------------------------------------------------------------
Net asset value                                                        $68.82            $67.35
-------------------------------------------------------------------------------------------------
Computation of net asset value Class C
Net Assets                                                             $1,118            $1,112
-------------------------------------------------------------------------------------------------
Number of shares outstanding                                               16                16
-------------------------------------------------------------------------------------------------
Net asset value                                                        $68.83            $67.41
-------------------------------------------------------------------------------------------------
Computation of net asset value Class M
Net Assets                                                            $11,283           $20,477
-------------------------------------------------------------------------------------------------
Number of shares outstanding                                              164               304
-------------------------------------------------------------------------------------------------
Net asset value                                                        $68.88            $67.47
-------------------------------------------------------------------------------------------------
Offering price per class M share (front-end sales charge of
3.25%)                                                                 $71.19            $69.74
-------------------------------------------------------------------------------------------------
Computation of net asset value Class R
Net Assets                                                             $1,122            $1,116
-------------------------------------------------------------------------------------------------
Number of shares outstanding                                               16                17
-------------------------------------------------------------------------------------------------
Net asset value                                                        $69.04            $67.61
-------------------------------------------------------------------------------------------------
Computation of net asset value Class Y
Net Assets                                                         $8,982,655       $20,729,505
-------------------------------------------------------------------------------------------------
Number of shares outstanding                                          117,153           275,022
-------------------------------------------------------------------------------------------------
Net asset value                                                        $76.67            $75.37
-------------------------------------------------------------------------------------------------
Cost of investments (Note 1)                                      $20,153,758       $39,847,106

-------------------------------------------------------------------------------------------------
ASSETS                                                              2030 Fund         2025 Fund
-------------------------------------------------------------------------------------------------
Investments in affiliated underlying Putnam Funds, at value
(Notes 1 and 6)                                                   $70,349,610      $109,646,605
-------------------------------------------------------------------------------------------------
Interest receivable                                                     6,195            14,426
-------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                              2,497,833         4,097,346
-------------------------------------------------------------------------------------------------
Receivable for securities sold                                        835,687         1,312,167
-------------------------------------------------------------------------------------------------
Unamortized offering costs (Note 1)                                    21,928            21,928
-------------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                        8,471             3,552
-------------------------------------------------------------------------------------------------
Total assets                                                       73,719,724       115,096,024

-------------------------------------------------------------------------------------------------
Liabilities
-------------------------------------------------------------------------------------------------
Payable for shares of the fund redeemed                               835,687         1,312,167
-------------------------------------------------------------------------------------------------
Payable for securities purchased                                    2,503,822         4,111,285
-------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                  6,756             9,807
-------------------------------------------------------------------------------------------------
Other accrued expenses                                                 21,857            35,133
-------------------------------------------------------------------------------------------------
Total liabilities                                                   3,368,122         5,468,392
-------------------------------------------------------------------------------------------------
Net assets                                                        $70,351,602      $109,627,632

-------------------------------------------------------------------------------------------------
Represented by
-------------------------------------------------------------------------------------------------
Paid-in-capital (unlimited shares authorized) (Notes 1 and 4)     $65,479,256      $102,069,023
-------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                          212,753           420,251
-------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)               1,147,493         1,265,064
-------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                          3,512,100         5,873,294
-------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital
outstanding                                                       $70,351,602      $109,627,632

-------------------------------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE                   2030 Fund         2025 Fund
-------------------------------------------------------------------------------------------------
Computation of net asset value and offering price Class A
Net Assets                                                        $32,719,751       $48,529,216
-------------------------------------------------------------------------------------------------
Number of shares outstanding                                          476,585           671,625
-------------------------------------------------------------------------------------------------
Net asset value                                                        $68.65            $72.26
-------------------------------------------------------------------------------------------------
Offering price per class A share (front-end sales charge of
5.25%)                                                                 $72.45            $76.26
-------------------------------------------------------------------------------------------------
Computation of net asset value Class B
Net Assets                                                           $225,115          $211,313
-------------------------------------------------------------------------------------------------
Number of shares outstanding                                            3,357             3,021
-------------------------------------------------------------------------------------------------
Net asset value                                                        $67.07            $69.94
-------------------------------------------------------------------------------------------------
Computation of net asset value Class C
Net Assets                                                            $22,289           $45,037
-------------------------------------------------------------------------------------------------
Number of shares outstanding                                              332               643
-------------------------------------------------------------------------------------------------
Net asset value                                                        $67.06            $70.00
-------------------------------------------------------------------------------------------------
Computation of net asset value Class M
Net Assets                                                            $43,057          $172,519
-------------------------------------------------------------------------------------------------
Number of shares outstanding                                              641             2,462
-------------------------------------------------------------------------------------------------
Net asset value                                                        $67.14            $70.06
-------------------------------------------------------------------------------------------------
Offering price per class M share (front-end sales charge of
3.25%)                                                                 $69.40            $72.41
-------------------------------------------------------------------------------------------------
Computation of net asset value Class R
Net Assets                                                             $1,110            $1,204
-------------------------------------------------------------------------------------------------
Number of shares outstanding                                               16                17
-------------------------------------------------------------------------------------------------
Net asset value                                                        $67.27            $70.21
-------------------------------------------------------------------------------------------------
Computation of net asset value Class Y
Net Assets                                                        $37,340,280       $60,668,343
-------------------------------------------------------------------------------------------------
Number of shares outstanding                                          505,248           836,767
-------------------------------------------------------------------------------------------------
Net asset value                                                        $73.90            $72.50
-------------------------------------------------------------------------------------------------
Cost of investments (Note 1)                                      $66,837,510      $103,773,311

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------------------------
ASSETS                                                              2020 Fund         2015 Fund
-------------------------------------------------------------------------------------------------
Investments in affiliated underlying Putnam Funds, at value
(Notes 1 and 6)                                                  $120,466,550      $141,000,526
-------------------------------------------------------------------------------------------------
Interest receivable                                                    24,299            44,463
-------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                              4,395,222         3,058,215
-------------------------------------------------------------------------------------------------
Receivable for securities sold                                      2,121,023         1,156,753
-------------------------------------------------------------------------------------------------
Unamortized offering costs (Note 1)                                    21,928            21,928
-------------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                          287                --
-------------------------------------------------------------------------------------------------
Total assets                                                      127,029,309       145,281,885

-------------------------------------------------------------------------------------------------
Liabilities
-------------------------------------------------------------------------------------------------
Payable for shares of the fund redeemed                             2,121,024         1,156,753
-------------------------------------------------------------------------------------------------
Payable for securities purchased                                    4,418,709         3,101,181
-------------------------------------------------------------------------------------------------
Payable for compensation of Manager                                        --             7,527
-------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                 11,098            11,771
-------------------------------------------------------------------------------------------------
Other accrued expenses                                                 38,696            45,959
-------------------------------------------------------------------------------------------------
Total liabilities                                                   6,589,527         4,323,191
-------------------------------------------------------------------------------------------------
Net assets                                                       $120,439,782      $140,958,694

-------------------------------------------------------------------------------------------------
Represented by
-------------------------------------------------------------------------------------------------
Paid-in-capital (unlimited shares authorized) (Notes 1 and 4)    $112,889,655      $132,824,198
-------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                          618,822           981,679
-------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)               1,390,724         1,191,425
-------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                          5,540,581         5,961,392
-------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital
outstanding                                                      $120,439,782      $140,958,694

-------------------------------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE                   2020 Fund         2015 Fund
-------------------------------------------------------------------------------------------------
Computation of net asset value and offering price Class A
Net Assets                                                        $53,179,656       $56,456,813
-------------------------------------------------------------------------------------------------
Number of shares outstanding                                          805,076           839,154
-------------------------------------------------------------------------------------------------
Net asset value                                                        $66.06            $67.28
-------------------------------------------------------------------------------------------------
Offering price per class A share (front-end sales charge of
5.25%)                                                                 $69.72            $71.01
-------------------------------------------------------------------------------------------------
Computation of net asset value Class B
Net Assets                                                           $240,671          $165,125
-------------------------------------------------------------------------------------------------
Number of shares outstanding                                            3,706             2,492
-------------------------------------------------------------------------------------------------
Net asset value                                                        $64.94            $66.27
-------------------------------------------------------------------------------------------------
Computation of net asset value Class C
Net Assets                                                            $60,712           $90,148
-------------------------------------------------------------------------------------------------
Number of shares outstanding                                              935             1,361
-------------------------------------------------------------------------------------------------
Net asset value                                                        $64.97            $66.25
-------------------------------------------------------------------------------------------------
Computation of net asset value Class M
Net Assets                                                           $275,671          $142,438
-------------------------------------------------------------------------------------------------
Number of shares outstanding                                            4,238             2,146
-------------------------------------------------------------------------------------------------
Net asset value                                                        $65.05            $66.38
-------------------------------------------------------------------------------------------------
Offering price per class M share (front-end sales charge of
3.25%)                                                                 $67.24            $68.61
-------------------------------------------------------------------------------------------------
Computation of net asset value Class R
Net Assets                                                             $1,093            $1,077
-------------------------------------------------------------------------------------------------
Number of shares outstanding                                               17                16
-------------------------------------------------------------------------------------------------
Net asset value                                                        $65.23            $66.54
-------------------------------------------------------------------------------------------------
Computation of net asset value Class Y
Net Assets                                                        $66,681,979       $84,103,093
-------------------------------------------------------------------------------------------------
Number of shares outstanding                                          945,280         1,246,335
-------------------------------------------------------------------------------------------------
Net asset value                                                        $70.54            $67.48
-------------------------------------------------------------------------------------------------
Cost of investments (Note 1)                                     $114,925,969      $135,039,134

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------------------------
ASSETS                                                              2010 Fund     Maturity Fund
-------------------------------------------------------------------------------------------------
Investments in affiliated underlying Putnam Funds, at value
(Notes 1 and 6)                                                   $83,945,552       $47,617,723
-------------------------------------------------------------------------------------------------
Interest receivable                                                    45,460            30,485
-------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                              3,164,727         4,064,790
-------------------------------------------------------------------------------------------------
Receivable for securities sold                                      1,531,875           386,134
-------------------------------------------------------------------------------------------------
Unamortized offering costs (Note 1)                                    21,928            32,863
-------------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                        5,808            16,169
-------------------------------------------------------------------------------------------------
Total assets                                                       88,715,350        52,148,164

-------------------------------------------------------------------------------------------------
Liabilities
-------------------------------------------------------------------------------------------------
Payable for shares of the fund redeemed                             1,531,875           386,134
-------------------------------------------------------------------------------------------------
Payable for securities purchased                                    3,208,506         4,094,246
-------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                  7,960             4,731
-------------------------------------------------------------------------------------------------
Other accrued expenses                                                 29,092            15,238
-------------------------------------------------------------------------------------------------
Total liabilities                                                   4,777,433         4,500,349
-------------------------------------------------------------------------------------------------
Net assets                                                        $83,937,917       $47,647,815

-------------------------------------------------------------------------------------------------
Represented by
-------------------------------------------------------------------------------------------------
Paid-in-capital (unlimited shares authorized) (Notes 1 and 4)     $80,383,515       $46,637,345
-------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                          827,162            62,166
-------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                 584,207           242,186
-------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                          2,143,033           706,118
-------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital
outstanding                                                       $83,937,917       $47,647,815

-------------------------------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE                   2010 Fund     Maturity Fund
-------------------------------------------------------------------------------------------------
Computation of net asset value and offering price Class A
Net Assets                                                        $39,291,307       $25,731,826
-------------------------------------------------------------------------------------------------
Number of shares outstanding                                          657,890           447,408
-------------------------------------------------------------------------------------------------
Net asset value                                                        $59.72            $57.51
-------------------------------------------------------------------------------------------------
Offering price per class A share (front-end sales charge of
5.25%)                                                                 $63.03            $60.70
-------------------------------------------------------------------------------------------------
Computation of net asset value Class B
Net Assets                                                            $83,948          $124,441
-------------------------------------------------------------------------------------------------
Number of shares outstanding                                            1,433             2,163
-------------------------------------------------------------------------------------------------
Net asset value                                                        $58.59            $57.54
-------------------------------------------------------------------------------------------------
Computation of net asset value Class C
Net Assets                                                            $14,605            $1,036
-------------------------------------------------------------------------------------------------
Number of shares outstanding                                              249                18
-------------------------------------------------------------------------------------------------
Net asset value                                                        $58.62            $57.56
-------------------------------------------------------------------------------------------------
Computation of net asset value Class M
Net Assets                                                            $54,514            $2,087
-------------------------------------------------------------------------------------------------
Number of shares outstanding                                              928                36
-------------------------------------------------------------------------------------------------
Net asset value                                                        $58.73            $57.54
-------------------------------------------------------------------------------------------------
Offering price per class M share (front-end sales charge of
3.25%)                                                                 $60.70            $59.47
-------------------------------------------------------------------------------------------------
Computation of net asset value Class R
Net Assets                                                             $1,054            $1,040
-------------------------------------------------------------------------------------------------
Number of shares outstanding                                               18                18
-------------------------------------------------------------------------------------------------
Net asset value                                                        $58.83            $57.56
-------------------------------------------------------------------------------------------------
Computation of net asset value Class Y
Net Assets                                                        $44,492,489       $21,787,385
-------------------------------------------------------------------------------------------------
Number of shares outstanding                                          713,641           377,956
-------------------------------------------------------------------------------------------------
Net asset value                                                        $62.35            $57.65
-------------------------------------------------------------------------------------------------
Cost of investments (Note 1)                                      $81,802,519       $46,911,605

The accompanying notes are an integral part of these financial statements.




Statement of operations

For the period November 1, 2004 (commencement of operations) to July 31,
2005

-----------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                   2050 Fund*        2045 Fund
-----------------------------------------------------------------------------------------------
Income distributions from underlying Putnam Funds                        $131           $82,586

-----------------------------------------------------------------------------------------------
Expenses (Note 2)
-----------------------------------------------------------------------------------------------
Compensation of Manager                                                    20             4,482
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A                                               51            10,032
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B                                               73                56
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C                                               10                51
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M                                                5                32
-----------------------------------------------------------------------------------------------
Distribution fees -- Class R                                                1                 4
-----------------------------------------------------------------------------------------------
Audit fees                                                                 35             2,704
-----------------------------------------------------------------------------------------------
Registration fees                                                          58             1,777
-----------------------------------------------------------------------------------------------
Other fees                                                                318             2,966
-----------------------------------------------------------------------------------------------
Amortization of offering costs (Note 1)                                19,403            65,038
-----------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager                                 (19,793)          (68,003)
-----------------------------------------------------------------------------------------------
Total expenses                                                            181            19,139
-----------------------------------------------------------------------------------------------
Net investment income (loss)                                              (50)           63,447
-----------------------------------------------------------------------------------------------
Net realized gain on sale of underlying Putnam Funds shares             2,909           352,834
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of underlying Putnam Funds
shares during the period                                               11,228           705,078
-----------------------------------------------------------------------------------------------
Net gain on investments                                                14,137         1,057,912
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                  $14,087        $1,121,359

* Commencement of operations May 2, 2005.

The accompanying notes are an integral part of these financial statements.


-----------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                   2040 Fund         2035 Fund
-----------------------------------------------------------------------------------------------

Income distributions from underlying Putnam Funds                    $125,541          $291,695

-----------------------------------------------------------------------------------------------
Expenses (Note 2)
-----------------------------------------------------------------------------------------------
Compensation of Manager                                                 6,270            12,933
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A                                           14,903            27,052
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B                                              157               248
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C                                                8                 8
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M                                               44                79
-----------------------------------------------------------------------------------------------
Distribution fees -- Class R                                                4                 4
-----------------------------------------------------------------------------------------------
Audit fees                                                              3,783             7,799
-----------------------------------------------------------------------------------------------
Registration fees                                                       2,328             4,598
-----------------------------------------------------------------------------------------------
Other fees                                                              2,900             4,159
-----------------------------------------------------------------------------------------------
Amortization of offering costs (Note 1)                                65,038            65,038
-----------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager                                 (67,778)          (68,667)
-----------------------------------------------------------------------------------------------
Total expenses                                                         27,657            53,251
-----------------------------------------------------------------------------------------------
Net investment income                                                  97,884           238,444
-----------------------------------------------------------------------------------------------
Net realized gain on sale of underlying Putnam Funds shares           450,225           791,457
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of underlying Putnam Funds
shares during the period                                            1,081,687         2,228,521
-----------------------------------------------------------------------------------------------
Net gain on investments                                             1,531,912         3,019,978
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations               $1,629,796        $3,258,422

The accompanying notes are an integral part of these financial statements.


-----------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                   2030 Fund         2025 Fund
-----------------------------------------------------------------------------------------------

Income distributions from underlying Putnam Funds                    $494,961          $896,583

-----------------------------------------------------------------------------------------------
Expenses (Note 2)
-----------------------------------------------------------------------------------------------
Compensation of Manager                                                20,531            33,823
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A                                           40,099            65,139
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B                                              846               881
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C                                               61               188
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M                                              136               561
-----------------------------------------------------------------------------------------------
Distribution fees -- Class R                                                4                 4
-----------------------------------------------------------------------------------------------
Audit fees                                                             12,381            20,392
-----------------------------------------------------------------------------------------------
Registration fees                                                       7,719            12,028
-----------------------------------------------------------------------------------------------
Other fees                                                              4,978             6,548
-----------------------------------------------------------------------------------------------
Amortization of offering costs (Note 1)                                65,038            65,038
-----------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager                                 (69,595)          (70,180)
-----------------------------------------------------------------------------------------------
Total expenses                                                         82,198           134,422
-----------------------------------------------------------------------------------------------
Net investment income                                                 412,763           762,161
-----------------------------------------------------------------------------------------------
Net realized gain on sale of underlying Putnam Funds shares         1,147,493         1,265,064
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of underlying Putnam Funds
shares during the period                                            3,512,100         5,873,294
-----------------------------------------------------------------------------------------------
Net gain on investments                                             4,659,593         7,138,358
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations               $5,072,356        $7,900,519

The accompanying notes are an integral part of these financial statements.


-----------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                   2020 Fund         2015 Fund
-----------------------------------------------------------------------------------------------

Income distributions from underlying Putnam Funds                  $1,093,075        $1,520,955

-----------------------------------------------------------------------------------------------
Expenses (Note 2)
-----------------------------------------------------------------------------------------------
Compensation of Manager                                                37,398            45,099
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A                                           71,623            79,129
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B                                              802               335
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C                                              253               262
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M                                              865               460
-----------------------------------------------------------------------------------------------
Distribution fees -- Class R                                                4                 4
-----------------------------------------------------------------------------------------------
Audit fees                                                             22,543            27,199
-----------------------------------------------------------------------------------------------
Registration fees                                                      13,302            15,649
-----------------------------------------------------------------------------------------------
Other fees                                                              6,037             5,630
-----------------------------------------------------------------------------------------------
Amortization of offering costs (Note 1)                                65,038            65,038
-----------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager                                 (69,521)          (68,416)
-----------------------------------------------------------------------------------------------
Total expenses                                                        148,344           170,389
-----------------------------------------------------------------------------------------------
Net investment income                                                 944,731         1,350,566
-----------------------------------------------------------------------------------------------
Net realized gain on sale of underlying Putnam Funds shares         1,390,724         1,191,425
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of underlying Putnam Funds
shares during the period                                            5,540,581         5,961,392
-----------------------------------------------------------------------------------------------
Net gain on investments                                             6,931,305         7,152,817
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations               $7,876,036        $8,503,383

The accompanying notes are an integral part of these financial statements.

-----------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                   2010 Fund     Maturity Fund
-----------------------------------------------------------------------------------------------

Income distributions from underlying Putnam Funds                  $1,122,703          $680,600

-----------------------------------------------------------------------------------------------
Expenses (Note 2)
-----------------------------------------------------------------------------------------------
Compensation of Manager                                                27,954            15,439
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A                                           56,356            32,985
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B                                              441               840
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C                                               52                 8
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M                                               92                 9
-----------------------------------------------------------------------------------------------
Distribution fees -- Class R                                                4                 4
-----------------------------------------------------------------------------------------------
Audit fees                                                             16,854             9,316
-----------------------------------------------------------------------------------------------
Registration fees                                                       9,371             5,501
-----------------------------------------------------------------------------------------------
Other fees                                                              4,806             2,002
-----------------------------------------------------------------------------------------------
Amortization of offering costs (Note 1)                                65,038            99,803
-----------------------------------------------------------------------------------------------
Organizational cost (Note 1)                                               --            12,500
-----------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager                                 (68,114)         (113,682)
-----------------------------------------------------------------------------------------------
Total expenses                                                        112,854            64,725
-----------------------------------------------------------------------------------------------
Net investment income                                               1,009,849           615,875
-----------------------------------------------------------------------------------------------
Net realized gain on sale of underlying Putnam Funds shares           584,207           242,186
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of underlying Putnam Funds
shares during the period                                            2,143,033           706,118
-----------------------------------------------------------------------------------------------
Net gain on investments                                             2,727,240           948,304
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations               $3,737,089        $1,564,179

The accompanying notes are an integral part of these financial statements.




Statement of changes in net assets

For the period November 1, 2004 (commencement of operations) to July 31,
2005

--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                             2050 Fund*       2045 Fund
--------------------------------------------------------------------------------
Operations:

Net investment income (loss)                            $(50)         $63,447
--------------------------------------------------------------------------------
Net realized gain on underlying Putnam
Funds shares                                           2,909          352,834
--------------------------------------------------------------------------------
Net unrealized appreciation on underlying
Putnam Funds shares                                   11,228          705,078
--------------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                            14,087        1,121,359
--------------------------------------------------------------------------------
Distributions to shareholders from
net investment income (Note 1)
--------------------------------------------------------------------------------
Class A                                                   --          (26,219)
--------------------------------------------------------------------------------
Class B                                                   --               (8)
--------------------------------------------------------------------------------
Class C                                                   --               (8)
--------------------------------------------------------------------------------
Class M                                                   --               (9)
--------------------------------------------------------------------------------
Class R                                                   --               (9)
--------------------------------------------------------------------------------
Class Y                                                   --          (33,627)
--------------------------------------------------------------------------------
Increase from capital share transactions
(Note 4)                                             432,991       15,037,464
--------------------------------------------------------------------------------
Total increase in net assets                         447,078       16,098,943

--------------------------------------------------------------------------------
Net assets
--------------------------------------------------------------------------------
Beginning of period (Note 5)                              --               --
--------------------------------------------------------------------------------
End of period                                       $447,078      $16,098,943
--------------------------------------------------------------------------------
Undistributed net investment income, end of
period                                                  $130          $13,433

* Commencement of operations May 2, 2005.

The accompanying notes are an integral part of these financial statements.


--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                             2040 Fund        2035 Fund
--------------------------------------------------------------------------------

Operations:

Net investment income                                $97,884         $238,444
--------------------------------------------------------------------------------
Net realized gain on underlying Putnam
Funds shares                                         450,225          791,457
--------------------------------------------------------------------------------
Net unrealized appreciation on underlying
Putnam Funds shares                                1,081,687        2,228,521
--------------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                         1,629,796        3,258,422
--------------------------------------------------------------------------------
Distributions to shareholders from
net investment income (Note 1)
--------------------------------------------------------------------------------
Class A                                              (40,513)         (70,868)
--------------------------------------------------------------------------------
Class B                                                   (7)             (86)
--------------------------------------------------------------------------------
Class C                                                   (7)              (6)
--------------------------------------------------------------------------------
Class M                                                  (48)             (21)
--------------------------------------------------------------------------------
Class R                                                   (8)              (7)
--------------------------------------------------------------------------------
Class Y                                              (44,746)         (98,944)
--------------------------------------------------------------------------------
Increase from capital share transactions
(Note 4)                                          19,718,700       39,004,499
--------------------------------------------------------------------------------
Total increase in net assets                      21,263,167       42,092,987

--------------------------------------------------------------------------------
Net assets
--------------------------------------------------------------------------------
Beginning of period (Note 5)                              --               --
--------------------------------------------------------------------------------
End of period                                    $21,263,167      $42,092,987
--------------------------------------------------------------------------------
Undistributed net investment income, end of
period                                               $26,478          $94,887

The accompanying notes are an integral part of these financial statements.


--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                             2030 Fund        2025 Fund
--------------------------------------------------------------------------------

Operations:

Net investment income                               $412,763         $762,161
--------------------------------------------------------------------------------
Net realized gain on underlying Putnam
Funds shares                                       1,147,493        1,265,064
--------------------------------------------------------------------------------
Net unrealized appreciation on underlying
Putnam Funds shares                                3,512,100        5,873,294
--------------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                         5,072,356        7,900,519
--------------------------------------------------------------------------------
Distributions to shareholders from
net investment income (Note 1)
--------------------------------------------------------------------------------
Class A                                              (98,122)        (156,581)
--------------------------------------------------------------------------------
Class B                                                   (6)             (79)
--------------------------------------------------------------------------------
Class C                                                   (6)              (5)
--------------------------------------------------------------------------------
Class M                                                  (19)            (210)
--------------------------------------------------------------------------------
Class R                                                   (6)              (6)
--------------------------------------------------------------------------------
Class Y                                             (140,095)        (242,685)
--------------------------------------------------------------------------------
Increase from capital share transactions
(Note 4)                                          65,517,500      102,126,679
--------------------------------------------------------------------------------
Total increase in net assets                      70,351,602      109,627,632

--------------------------------------------------------------------------------
Net assets
--------------------------------------------------------------------------------
Beginning of period (Note 5)                              --               --
--------------------------------------------------------------------------------
End of period                                    $70,351,602     $109,627,632
--------------------------------------------------------------------------------
Undistributed net investment income, end of
period                                              $212,753         $420,251

The accompanying notes are an integral part of these financial statements.


--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                             2020 Fund        2015 Fund
--------------------------------------------------------------------------------

Operations:

Net investment income                               $944,731       $1,350,566
--------------------------------------------------------------------------------
Net realized gain on underlying Putnam
Funds shares                                       1,390,724        1,191,425
--------------------------------------------------------------------------------
Net unrealized appreciation on underlying
Putnam Funds shares                                5,540,581        5,961,392
--------------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                         7,876,036        8,503,383
--------------------------------------------------------------------------------
Distributions to shareholders from
net investment income (Note 1)
--------------------------------------------------------------------------------
Class A                                             (155,610)        (151,730)
--------------------------------------------------------------------------------
Class B                                                  (90)             (23)
--------------------------------------------------------------------------------
Class C                                                  (14)             (46)
--------------------------------------------------------------------------------
Class M                                                 (151)             (71)
--------------------------------------------------------------------------------
Class R                                                   (5)              (4)
--------------------------------------------------------------------------------
Class Y                                             (232,313)        (288,518)
--------------------------------------------------------------------------------
Increase from capital share transactions
(Note 4)                                         112,951,929      132,895,703
--------------------------------------------------------------------------------
Total increase in net assets                     120,439,782      140,958,694

--------------------------------------------------------------------------------
Net assets
--------------------------------------------------------------------------------
Beginning of period (Note 5)                              --               --
--------------------------------------------------------------------------------
End of period                                   $120,439,782     $140,958,694
--------------------------------------------------------------------------------
Undistributed net investment income, end of
period                                              $618,822         $981,679

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                             2010 Fund    Maturity Fund
--------------------------------------------------------------------------------

Operations:

Net investment income                             $1,009,849         $615,875
--------------------------------------------------------------------------------
Net realized gain on underlying Putnam
Funds shares                                         584,207          242,186
--------------------------------------------------------------------------------
Net unrealized appreciation on underlying
Putnam Funds shares                                2,143,033          706,118
--------------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                         3,737,089        1,564,179
--------------------------------------------------------------------------------
Distributions to shareholders from
net investment income (Note 1)
--------------------------------------------------------------------------------
Class A                                             (100,806)        (240,377)
--------------------------------------------------------------------------------
Class B                                                   (9)            (888)
--------------------------------------------------------------------------------
Class C                                                   (5)              (8)
--------------------------------------------------------------------------------
Class M                                                   (3)             (17)
--------------------------------------------------------------------------------
Class R                                                   (3)             (12)
--------------------------------------------------------------------------------
Class Y                                             (134,208)        (347,085)
--------------------------------------------------------------------------------
Increase from capital share transactions
(Note 4)                                          80,435,862       46,572,023
--------------------------------------------------------------------------------
Total increase in net assets                      83,937,917       47,547,815

--------------------------------------------------------------------------------
Net assets
--------------------------------------------------------------------------------
Beginning of period (Note 5)                              --         $100,000
--------------------------------------------------------------------------------
End of period                                    $83,937,917      $47,647,815
--------------------------------------------------------------------------------
Undistributed net investment income, end of
period                                              $827,162          $62,166
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a common share outstanding throughout the period)

CLASS A
----------------------------------------------------------------------------------------------------
                                       INVESTMENT OPERATIONS                      LESS DISTRIBUTIONS
----------------------------------------------------------------------------------------------------
                                        Net                   Net
                                        Asset      Net        Realized and
                                        Value,     Investment Unrealized    Total from  From Net
                                        Beginning  Income     Gain on       Investment  Investment
Period ended                            of Period  (Loss)(a)  Investments   Operations  Income
----------------------------------------------------------------------------------------------------
Putnam RetirementReady 2050 Fund
July 31, 2005**                         $50.00     $(0.01)    $4.37         $4.36          --
----------------------------------------------------------------------------------------------------
Putnam RetirementReady 2045 Fund
July 31, 2005***                         63.42       0.28      7.63          7.91       (0.58)
----------------------------------------------------------------------------------------------------
Putnam RetirementReady 2040 Fund
July 31, 2005***                         63.50       0.32      7.51          7.83       (0.52)
----------------------------------------------------------------------------------------------------
Putnam RetirementReady 2035 Fund
July 31, 2005***                         62.61       0.38      6.96          7.34       (0.45)
----------------------------------------------------------------------------------------------------
Putnam RetirementReady 2030 Fund
July 31, 2005***                         62.16       0.44      6.47          6.91       (0.42)
----------------------------------------------------------------------------------------------------
Putnam RetirementReady 2025 Fund
July 31, 2005***                         65.75       0.52      6.39          6.91       (0.40)
----------------------------------------------------------------------------------------------------
Putnam RetirementReady 2020 Fund
July 31, 2005***                         60.69       0.54      5.16          5.70       (0.33)
----------------------------------------------------------------------------------------------------
Putnam RetirementReady 2015 Fund
July 31, 2005***                         62.62       0.66      4.28          4.94       (0.28)
----------------------------------------------------------------------------------------------------
Putnam RetirementReady 2010 Fund
July 31, 2005***                         56.79       0.73      2.42          3.15       (0.22)
----------------------------------------------------------------------------------------------------
Putnam RetirementReady Maturity Fund
July 31, 2005***                         55.96       0.80      1.50          2.30       (0.75)
----------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
                                                                                  RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
                                                    Total                                          Ratio of Net
                                                    Investment                   Ratio of          Investment
                                        Net Asset   Return at    Net Assets,     Expenses          Income (Loss)
                                        Value, End  Net Asset    End of Period   to Average Net    to Average         Portfolio
                                        of Period   Value (%)(b) (in thousands)  Assets (%)(c)(d)  Net Assets (%)(d)  Turnover (%)
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2050 Fund
July 31, 2005**                         $54.36      8.72*         $274           0.09*             (0.02)*            24.76*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2045 Fund
July 31, 2005***                         70.75     12.51*        8,136           0.26*              0.41*             42.17*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2040 Fund
July 31, 2005***                         70.81     12.37*       12,230           0.26*              0.48*             39.79*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2035 Fund
July 31, 2005***                         69.50     11.76*       21,274           0.26*              0.58*             36.45*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2030 Fund
July 31, 2005***                         68.65     11.14*       32,720           0.26*              0.66*             34.59*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2025 Fund
July 31, 2005***                         72.26     10.53*       48,529           0.26*              0.75*             25.48*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2020 Fund
July 31, 2005***                         66.06      9.41*       53,180           0.26*              0.85*             30.16*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2015 Fund
July 31, 2005***                         67.28      7.90*       56,457           0.26*              1.01*             26.37*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2010 Fund
July 31, 2005***                         59.72      5.55*       39,291           0.26*              1.26*             33.53*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady Maturity Fund
July 31, 2005***                         57.51      4.15*       25,732           0.26*              1.41*             41.89*
----------------------------------------------------------------------------------------------------------------------------------

   * Not annualized.

  ** For the period May 2, 2005 (commencement of operations) to July 31,
     2005.

 *** For the period November 1, 2004 (commencement of operations) to July
     31, 2005.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return does not reflect the effect of sales charges.

(c) Expense ratios do not include expenses of the underlying funds.

(d) Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the period ended July 31, 2005 reflect a reduction of the following based on each fund's average net assets.

    Putnam RetirementReady 2050 Fund         12.75%
    Putnam RetirementReady 2045 Fund          0.57%
    Putnam RetirementReady 2040 Fund          0.40%
    Putnam RetirementReady 2035 Fund          0.20%
    Putnam RetirementReady 2030 Fund          0.13%
    Putnam RetirementReady 2025 Fund          0.08%
    Putnam RetirementReady 2020 Fund          0.07%
    Putnam RetirementReady 2015 Fund          0.06%
    Putnam RetirementReady 2010 Fund          0.09%
    Putnam RetirementReady Maturity Fund      0.28%

    The accompanying notes are an integral part of these financial statements.




Financial highlights (Continued)
(For a common share outstanding throughout the period)

CLASS B
-----------------------------------------------------------------------------------------------------
                                       INVESTMENT OPERATIONS                      LESS DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------
                                        Net                   Net
                                        Asset      Net        Realized and
                                        Value,     Investment Unrealized    Total from  From Net
                                        Beginning  Income     Gain on       Investment  Investment
Period ended                            of Period  (Loss)(a)  Investments   Operations  Income
-----------------------------------------------------------------------------------------------------
Putnam RetirementReady 2050 Fund
July 31, 2005**                         $50.00     $(0.08)    $4.33         $4.25          --
-----------------------------------------------------------------------------------------------------
Putnam RetirementReady 2045 Fund
July 31, 2005***                         62.00      (0.24)     7.58          7.34       (0.51)
-----------------------------------------------------------------------------------------------------
Putnam RetirementReady 2040 Fund
July 31, 2005***                         62.00      (0.25)     7.52          7.27       (0.45)
-----------------------------------------------------------------------------------------------------
Putnam RetirementReady 2035 Fund
July 31, 2005***                         61.00      (0.08)     6.87          6.79       (0.44)
-----------------------------------------------------------------------------------------------------
Putnam RetirementReady 2030 Fund
July 31, 2005***                         61.00      (0.13)     6.55          6.42       (0.35)
-----------------------------------------------------------------------------------------------------
Putnam RetirementReady 2025 Fund
July 31, 2005***                         64.00      (0.05)     6.38          6.33       (0.39)
-----------------------------------------------------------------------------------------------------
Putnam RetirementReady 2020 Fund
July 31, 2005***                         60.00       0.08      5.18          5.26       (0.32)
-----------------------------------------------------------------------------------------------------
Putnam RetirementReady 2015 Fund
July 31, 2005***                         62.00       0.22      4.30          4.52       (0.25)
-----------------------------------------------------------------------------------------------------
Putnam RetirementReady 2010 Fund
July 31, 2005***                         56.00       0.37      2.42          2.79       (0.20)
-----------------------------------------------------------------------------------------------------
Putnam RetirementReady Maturity Fund
July 31, 2005***                         56.00       0.47      1.51          1.98       (0.44)
-----------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
                                                                                  RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
                                                    Total                                          Ratio of Net
                                                    Investment                   Ratio of          Investment
                                        Net Asset   Return at    Net Assets,     Expenses          Income (Loss)
                                        Value, End  Net Asset    End of Period   to Average Net    to Average         Portfolio
                                        of Period   Value (%)(b) (in thousands)  Assets (%)(c)(d)  Net Assets (%)(d)  Turnover (%)
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2050 Fund
July 31, 2005**                         $54.25        8.50*      $31             0.28*             (0.16)*            24.76*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2045 Fund
July 31, 2005***                         68.83       11.87*       17             0.82*             (0.37)*            42.17*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2040 Fund
July 31, 2005***                         68.82       11.75*       37             0.82*             (0.38)*            39.79*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2035 Fund
July 31, 2005***                         67.35       11.15*       67             0.82*             (0.13)*            36.45*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2030 Fund
July 31, 2005***                         67.07       10.54*      225             0.82*             (0.20)*            34.59*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2025 Fund
July 31, 2005***                         69.94        9.91*      211             0.82*             (0.08)*            25.48*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2020 Fund
July 31, 2005***                         64.94        8.79*      241             0.82*              0.12*             30.16*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2015 Fund
July 31, 2005***                         66.27        7.30*      165             0.82*              0.35*             26.37*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2010 Fund
July 31, 2005***                         58.59        4.98*       84             0.82*              0.65*             33.53*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady Maturity Fund
July 31, 2005***                         57.54        3.55*      124             0.82*              0.83*             41.89*
----------------------------------------------------------------------------------------------------------------------------------




Financial highlights (Continued)
(For a common share outstanding throughout the period)

CLASS C
-------------------------------------------------------------------------------------------------------
                                       INVESTMENT OPERATIONS                      LESS DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------
                                        Net                   Net
                                        Asset      Net        Realized and
                                        Value,     Investment Unrealized    Total from  From Net
                                        Beginning  Income     Gain on       Investment  Investment
Period ended                            of Period  (Loss)(a)  Investments   Operations  Income
-------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2050 Fund
July 31, 2005**                         $50.00        $(0.08)        $4.33         $4.25            --
-------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2045 Fund
July 31, 2005***                         62.00         (0.26)         7.61          7.35         (0.51)
-------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2040 Fund
July 31, 2005***                         62.00          0.06          7.22          7.28         (0.45)
-------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2035 Fund
July 31, 2005***                         61.00          0.10          6.69          6.79         (0.38)
-------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2030 Fund
July 31, 2005***                         61.00         (0.06)         6.47          6.41         (0.35)
-------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2025 Fund
July 31, 2005***                         64.00         (0.04)         6.36          6.32         (0.32)
-------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2020 Fund
July 31, 2005***                         60.00          0.08          5.19          5.27         (0.30)
-------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2015 Fund
July 31, 2005***                         62.00          0.25          4.28          4.53         (0.28)
-------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2010 Fund
July 31, 2005***                         56.00          0.41          2.38          2.79         (0.17)
-------------------------------------------------------------------------------------------------------
Putnam RetirementReady Maturity Fund
July 31, 2005***                         56.00          0.46          1.54          2.00         (0.44)
-------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
                                                                                  RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
                                                    Total                                          Ratio of Net
                                                    Investment                   Ratio of          Investment
                                        Net Asset   Return at    Net Assets,     Expenses          Income (Loss)
                                        Value, End  Net Asset    End of Period   to Average Net    to Average         Portfolio
                                        of Period   Value (%)(b) (in thousands)  Assets (%)(c)(d)  Net Assets (%)(d)  Turnover (%)
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2050 Fund
July 31, 2005**                         $54.25       8.50*       $4              0.28*              (0.16)*           24.76*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2045 Fund
July 31, 2005***                         68.84      11.89*       10              0.82*              (0.39)*           42.17*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2040 Fund
July 31, 2005***                         68.83      11.77*        1              0.82*               0.09*            39.79*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2035 Fund
July 31, 2005***                         67.41      11.15*        1              0.82*               0.15*            36.45*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2030 Fund
July 31, 2005***                         67.06      10.52*       22              0.82*              (0.10)*           34.59*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2025 Fund
July 31, 2005***                         70.00       9.89*       45              0.82*              (0.05)*           25.48*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2020 Fund
July 31, 2005***                         64.97       8.79*       61              0.82*               0.12*            30.16*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2015 Fund
July 31, 2005***                         66.25       7.32*       90              0.82*               0.38*            26.37*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2010 Fund
July 31, 2005***                         58.62       4.98*       15              0.82*               0.71*            33.53*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady Maturity Fund
July 31, 2005***                         57.56       3.59*        1              0.82*               0.81*            41.89*
----------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

 ** For the period May 2, 2005 (commencement of operations) to July 31,
    2005.

*** For the period November 1, 2004 (commencement of operations) to July
    31, 2005.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return does not reflect the effect of sales charges.

(c) Expense ratios do not include expenses of the underlying funds.

(d) Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the period ended July 31, 2005 reflect a reduction of the following based on each fund's average net assets.

    Putnam RetirementReady 2050 Fund         12.75%
    Putnam RetirementReady 2045 Fund          0.57%
    Putnam RetirementReady 2040 Fund          0.40%
    Putnam RetirementReady 2035 Fund          0.20%
    Putnam RetirementReady 2030 Fund          0.13%
    Putnam RetirementReady 2025 Fund          0.08%
    Putnam RetirementReady 2020 Fund          0.07%
    Putnam RetirementReady 2015 Fund          0.06%
    Putnam RetirementReady 2010 Fund          0.09%
    Putnam RetirementReady Maturity Fund      0.28%

    The accompanying notes are an integral part of these financial statements.




Financial highlights (Continued)
(For a common share outstanding throughout the period)

CLASS M
-------------------------------------------------------------------------------------------------------
                                       INVESTMENT OPERATIONS                      LESS DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------
                                        Net                   Net
                                        Asset      Net        Realized and
                                        Value,     Investment Unrealized    Total from  From Net
                                        Beginning  Income     Gain on       Investment  Investment
Period ended                            of Period  (Loss)(a)  Investments   Operations  Income
-------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2050 Fund
July 31, 2005**                         $50.00     $(0.05)    $4.33         $4.28          --
-------------------------------------------------------------------------------------------------------

Putnam RetirementReady 2045 Fund
July 31, 2005***                         62.00      (0.06)     7.54          7.48       (0.54)
-------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2040 Fund
July 31, 2005***                         62.00       0.07      7.33          7.40       (0.52)
-------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2035 Fund
July 31, 2005***                         61.00      (0.01)     6.92          6.91       (0.44)
-------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2030 Fund
July 31, 2005***                         61.00       0.02      6.52          6.54       (0.40)
-------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2025 Fund
July 31, 2005***                         64.00       0.11      6.35          6.46       (0.40)
-------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2020 Fund
July 31, 2005***                         60.00       0.19      5.20          5.39       (0.34)
-------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2015 Fund
July 31, 2005***                         62.00       0.35      4.30          4.65       (0.27)
-------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2010 Fund
July 31, 2005***                         56.00       0.56      2.34          2.90       (0.17)
-------------------------------------------------------------------------------------------------------
Putnam RetirementReady Maturity Fund
July 31, 2005***                         56.00       0.61      1.49          2.10       (0.56)
-------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
                                                                                  RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
                                                    Total                                          Ratio of Net
                                                    Investment                   Ratio of          Investment
                                        Net Asset   Return at    Net Assets,     Expenses          Income (Loss)
                                        Value, End  Net Asset    End of Period   to Average Net    to Average         Portfolio
                                        of Period   Value (%)(b) (in thousands)  Assets (%)(c)(d)  Net Assets (%)(d)  Turnover (%)
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2050 Fund
July 31, 2005**                         $54.28       8.56*        $3             0.22*            (0.09)*             24.76*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2045 Fund
July 31, 2005***                         68.94      12.09*         9             0.64*            (0.09)*             42.17*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2040 Fund
July 31, 2005***                         68.88      11.96*        11             0.64*             0.11*              39.79*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2035 Fund
July 31, 2005***                         67.47      11.35*        20             0.64*            (0.02)*             36.45*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2030 Fund
July 31, 2005***                         67.14      10.74*        43             0.64*             0.03*              34.59*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2025 Fund
July 31, 2005***                         70.06      10.12*       173             0.64*             0.17*              25.48*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2020 Fund
July 31, 2005***                         65.05       9.00*       276             0.64*             0.30*              30.16*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2015 Fund
July 31, 2005***                         66.38       7.52*       142             0.64*             0.54*              26.37*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2010 Fund
July 31, 2005***                         58.73       5.19*        55             0.64*             0.97*              33.53*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady Maturity Fund
July 31, 2005***                         57.54       3.76*         2             0.64*             1.07*              41.89*
----------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

 ** For the period May 2, 2005 (commencement of operations) to July 31,
    2005.

*** For the period November 1, 2004 (commencement of operations) to July
    31, 2005.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return does not reflect the effect of sales charges.

(c) Expense ratios do not include expenses of the underlying funds.

(d) Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the period ended July 31, 2005 reflect a reduction of the following based on each fund's average net assets.

    Putnam RetirementReady 2050 Fund         12.75%
    Putnam RetirementReady 2045 Fund          0.57%
    Putnam RetirementReady 2040 Fund          0.40%
    Putnam RetirementReady 2035 Fund          0.20%
    Putnam RetirementReady 2030 Fund          0.13%
    Putnam RetirementReady 2025 Fund          0.08%
    Putnam RetirementReady 2020 Fund          0.07%
    Putnam RetirementReady 2015 Fund          0.06%
    Putnam RetirementReady 2010 Fund          0.09%
    Putnam RetirementReady Maturity
    Fund                                      0.28%

    The accompanying notes are an integral part of these financial statements.




Financial highlights (Continued)
(For a common share outstanding throughout the period)

CLASS R
-------------------------------------------------------------------------------------------------------
                                       INVESTMENT OPERATIONS                      LESS DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------
                                        Net                   Net
                                        Asset      Net        Realized and
                                        Value,     Investment Unrealized    Total from  From Net
                                        Beginning  Income     Gain on       Investment  Investment
Period ended                            of Period  (Loss)(a)  Investments   Operations  Income
-------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2050 Fund
July 31, 2005**                         $50.00     $(0.02)    $4.34         $4.32          --
-------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2045 Fund
July 31, 2005***                         62.00       0.30      7.32          7.62       (0.56)
-------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2040 Fund
July 31, 2005***                         62.00       0.31      7.23          7.54       (0.50)
-------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2035 Fund
July 31, 2005***                         61.00       0.35      6.70          7.05       (0.44)
-------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2030 Fund
July 31, 2005***                         61.00       0.39      6.28          6.67       (0.40)
-------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2025 Fund
July 31, 2005***                         64.00       0.42      6.17          6.59       (0.38)
-------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2020 Fund
July 31, 2005***                         60.00       0.44      5.10          5.54       (0.31)
-------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2015 Fund
July 31, 2005***                         62.00       0.55      4.25          4.80       (0.26)
-------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2010 Fund
July 31, 2005***                         56.00       0.59      2.43          3.02       (0.19)
-------------------------------------------------------------------------------------------------------
Putnam RetirementReady Maturity Fund
July 31, 2005***                         56.00       0.67      1.54          2.21       (0.65)
-------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
                                                                                  RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
                                                    Total                                          Ratio of Net
                                                    Investment                   Ratio of          Investment
                                        Net Asset   Return at    Net Assets,     Expenses          Income (Loss)
                                        Value, End  Net Asset    End of Period   to Average Net    to Average         Portfolio
                                        of Period   Value (%)(b) (in thousands)  Assets (%)(c)(d)  Net Assets (%)(d)  Turnover (%)
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2050 Fund
July 31, 2005**                         $54.32       8.64*       $1              0.15*             (0.04)*            24.76*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2045 Fund
July 31, 2005***                         69.06      12.33*        1              0.45*              0.45*             42.17*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2040 Fund
July 31, 2005***                         69.04      12.20*        1              0.45*              0.47*             39.79*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2035 Fund
July 31, 2005***                         67.61      11.58*        1              0.45*              0.52*             36.45*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2030 Fund
July 31, 2005***                         67.27      10.96*        1              0.45*              0.58*             34.59*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2025 Fund
July 31, 2005***                         70.21      10.31*        1              0.45*              0.64*             25.48*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2020 Fund
July 31, 2005***                         65.23       9.25*        1              0.45*              0.71*             30.16*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2015 Fund
July 31, 2005***                         66.54       7.75*        1              0.45*              0.84*             26.37*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2010 Fund
July 31, 2005***                         58.83       5.41*        1              0.45*              1.06*             33.53*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady Maturity Fund
July 31, 2005***                         57.56       3.97*        1              0.45*              1.19*             41.89*
----------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

 ** For the period May 2, 2005 (commencement of operations) to July 31,
    2005.

*** For the period November 1, 2004 (commencement of operations) to July
    31, 2005.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return does not reflect the effect of sales charges.

(c) Expense ratios do not include expenses of the underlying funds.

(d) Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the period ended July 31, 2005 reflect a reduction of the following based on each fund's average net assets.

    Putnam RetirementReady 2050 Fund         12.75%
    Putnam RetirementReady 2045 Fund          0.57%
    Putnam RetirementReady 2040 Fund          0.40%
    Putnam RetirementReady 2035 Fund          0.20%
    Putnam RetirementReady 2030 Fund          0.13%
    Putnam RetirementReady 2025 Fund          0.08%
    Putnam RetirementReady 2020 Fund          0.07%
    Putnam RetirementReady 2015 Fund          0.06%
    Putnam RetirementReady 2010 Fund          0.09%
    Putnam RetirementReady Maturity Fund      0.28%

    The accompanying notes are an integral part of these financial statements.




Financial highlights (Continued)
(For a common share outstanding throughout the period)

CLASS Y
-------------------------------------------------------------------------------------------------------
                                       INVESTMENT OPERATIONS                      LESS DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------
                                        Net                   Net
                                        Asset      Net        Realized and
                                        Value,     Investment Unrealized    Total from  From Net
                                        Beginning  Income     Gain on       Investment  Investment
Period ended                            of Period  (Loss)(a)  Investments   Operations  Income
-------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2050 Fund
July 31, 2005**                         $50.00     $0.03      $4.35         $4.38          --
-------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2045 Fund
July 31, 2005***                         68.76      0.46       8.26          8.72       (0.60)
-------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2040 Fund
July 31, 2005***                         68.61      0.50       8.10          8.60       (0.54)
-------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2035 Fund
July 31, 2005***                         67.76      0.56       7.52          8.08       (0.47)
-------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2030 Fund
July 31, 2005***                         66.78      0.57       6.99          7.56       (0.44)
-------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2025 Fund
July 31, 2005***                         65.87      0.63       6.42          7.05       (0.42)
-------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2020 Fund
July 31, 2005***                         64.69      0.68       5.52          6.20       (0.35)
-------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2015 Fund
July 31, 2005***                         62.71      0.77       4.30          5.07       (0.30)
-------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2010 Fund
July 31, 2005***                         59.18      0.86       2.54          3.40       (0.23)
-------------------------------------------------------------------------------------------------------
Putnam RetirementReady Maturity Fund
July 31, 2005***                         56.08      0.89       1.53          2.42       (0.85)
-------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
                                                                                  RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
                                                    Total                                          Ratio of Net
                                                    Investment                   Ratio of          Investment
                                        Net Asset   Return at    Net Assets,     Expenses          Income (Loss)
                                        Value, End  Net Asset    End of Period   to Average Net    to Average         Portfolio
                                        of Period   Value (%)(b) (in thousands)  Assets (%)(c)(d)  Net Assets (%)(d)  Turnover (%)
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2050 Fund
July 31, 2005**                         $54.38       8.76*        $134           0.03*             0.05*              24.76*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2045 Fund
July 31, 2005***                         76.88      12.72*       7,926           0.07*             0.63*              42.17*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2040 Fund
July 31, 2005***                         76.67      12.58*       8,983           0.07*             0.68*              39.79*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2035 Fund
July 31, 2005***                         75.37      11.96*      20,730           0.07*             0.77*              36.45*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2030 Fund
July 31, 2005***                         73.90      11.35*      37,340           0.07*             0.81*              34.59*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2025 Fund
July 31, 2005***                         72.50      10.72*      60,668           0.07*             0.90*              25.48*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2020 Fund
July 31, 2005***                         70.54       9.60*      66,682           0.07*             1.01*              30.16*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2015 Fund
July 31, 2005***                         67.48       8.10*      84,103           0.07*             1.18*              26.37*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2010 Fund
July 31, 2005***                         62.35       5.76*      44,492           0.07*             1.42*              33.53*
----------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady Maturity Fund
July 31, 2005***                         57.65       4.34*      21,787           0.07*             1.56*              41.89*
----------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

 ** For the period May 2, 2005 (commencement of operations) to July 31,
    2005.

*** For the period November 1, 2004 (commencement of operations) to July
    31, 2005.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return does not reflect the effect of sales charges.

(c) Expense ratios do not include expenses of the underlying funds.

(d) Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the period ended July 31, 2005 reflect a reduction of the following based on each fund's average net assets.

    Putnam RetirementReady 2050 Fund         12.75%
    Putnam RetirementReady 2045 Fund          0.57%
    Putnam RetirementReady 2040 Fund          0.40%
    Putnam RetirementReady 2035 Fund          0.20%
    Putnam RetirementReady 2030 Fund          0.13%
    Putnam RetirementReady 2025 Fund          0.08%
    Putnam RetirementReady 2020 Fund          0.07%
    Putnam RetirementReady 2015 Fund          0.06%
    Putnam RetirementReady 2010 Fund          0.09%
    Putnam RetirementReady Maturity Fund      0.28%

    The accompanying notes are an integral part of these financial statements.



Notes to financial statements 7/31/05

Note 1: Significant accounting policies

Each of Putnam RetirementReady Funds: Putnam RetirementReady 2050 Fund, Putnam Retirement Ready 2045 Fund, Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund, Putnam Retiremen t Ready 2025 Fund, Putnam RetirementReady 2020 Fund, Putnam RetirementReady 2015 Fund, Putnam RetirementReady 2010 Fund and Putnam RetirementReady Maturity Fund, (collectively the "funds") is a series of Putnam RetirementReady Funds, a Massachusetts business trust organized on June 8, 2004 (the "Trust"). Each fund is a diversified open-ended investment company under the Investment Company Act of 1940, as amended, each of which is represented by a series of shares of beneficial interest. Each fund except the Maturity Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. The Maturity Fund seeks as high a rate of current income as Putnam Investment Management, LLC ("Putnam Management") believes is consistent with preservation of capital.

Currently there are ten separate funds, of which nine have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2010. The tenth fund is named Putnam Retirement Ready Maturity Fund. As the other funds reach their target date, they will merge with the Maturity Fund.

These financial statements report on each fund which may invest in the following Putnam Funds: Putnam Income Fund, Putnam Capital Opportu nities Fund, The Putnam Fund for Growth and Income, Putnam Money Market Fund, Putnam International Equity Fund and Putnam Voyager Fund (the "underlying Putnam Funds"), which are managed by Putnam Management. The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

Each fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.25% and 3.25%, respectively, and do not pay a contingent deferred sales charge. Prior to April 1, 2005, the maximum front-end sales charge for class M shares was 3.50%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are offered to qualified employee-benefit plans are sold without a front-end sales charge or a contingent deferred sales charge. The expenses for class A, class B, class C, class M and class R shares may differ based on each class' distribution fee, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are sold to certain eligible purchasers including certain defined contribution plans (including corporate IRAs), bank trust departments and trust companies.

A 2.00% redemption fee may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 5 days of purchase. The redemption fee is accounted for as an addition to paid-in-capital.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the funds in the preparation of their financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation The price of each fund's shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open. Each underlying Putnam Fund values its investments for which market quotations are readily available at market value. Each fund values short-term investments that will mature within 60 days at amortized cost, which approximates market value. Each fund values all other investments and assets at their fair value. Each underlying Putnam Fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect an underlying Putnam Fund's NAV. In addition, the closing prices for securities in foreign markets or on foreign exchanges that close prior to the close of the New York Stock Exchange may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. As a result, each underlying Putnam Fund has adopted fair value pricing procedures, which, among other things, require the funds, on certain days, to fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

B) Security transactions and related investment income Security transactions, shares of the underlying Putnam Funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam Funds are determined on the identified cost basis. Income and capital gain distributions from the underlying funds are recorded on the ex-dividend date.

C) Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986 (the "Code") applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

D) Distributions to shareholders Each fund normally distributes any net investment income and any realized capital gains, annually, except the Maturity Fund, which normally distributes any net investment income monthly and any net realized capital gains annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions and organization costs for all funds. Reclassifications are made to each funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the period ended July 31, 2005, the funds reclassified the following amounts:



-------------------------------------------------------------------------------------
                      Undistributed          Accumulated Net
                     Net Investment         Realized Gain on                 Paid-in-
                             Income  Investment Transactions                  Capital
-------------------------------------------------------------------------------------
RetirementReady
2050 Fund                      $180                      $--                    $(180)
2045 Fund                     9,866                       --                   (9,866)
2040 Fund                    13,922                       --                  (13,922)
2035 Fund                    26,376                       --                  (26,376)
2030 Fund                    38,244                       --                  (38,244)
2025 Fund                    57,656                       --                  (57,656)
2020 Fund                    62,274                       --                  (62,274)
2015 Fund                    71,505                       --                  (71,505)
2010 Fund                    52,347                       --                  (52,347)
Maturity Fund                34,678                       --                  (34,678)

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:




-------------------------------------------------------------------------------------------------------------------
                                                                                                         Cost for
                                                              Net   Undistributed   Undistributed         Federal
                       Unrealized      Unrealized      Unrealized        Ordinary      Short-Term      Income Tax
                     Appreciation    Depreciation    Appreciation          Income            Gain        Purposes
-------------------------------------------------------------------------------------------------------------------
RetirementReady
2050 Fund                 $11,336           $(111)        $11,225            $130          $2,912        $435,959
2045 Fund                 715,479         (11,733)        703,746          13,433         354,166      15,363,823
2040 Fund               1,084,922          (5,369)      1,079,553          26,478         452,359      20,155,892
2035 Fund               2,238,289         (15,838)      2,222,451          94,887         797,527      39,853,176
2030 Fund               3,544,494         (44,156)      3,500,338         212,753       1,159,255      66,849,272
2025 Fund               5,922,816         (71,700)      5,851,116         420,251       1,287,242     103,795,489
2020 Fund               5,601,107         (99,252)      5,501,855         618,821       1,429,451     114,964,695
2015 Fund               6,080,982        (179,734)      5,901,248         981,679       1,251,569     135,099,278
2010 Fund               2,211,038        (120,913)      2,090,125         827,162         637,115      81,855,427
Maturity Fund             731,257         (62,708)        668,549          62,166         279,755      46,949,174



E) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

F) Organization and offering Expenses incurred by each fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $86,966 (2050 Fund; $76,976), except Maturity Fund which incurred $132,666 of offering costs, plus $12,500 in organization costs.

The organization fees are expensed as occurred and the offering costs will be amortized over a twelve month period on a straight line basis.

Note 2: Management fee, administrative services and other transactions

Putnam Management is paid for management and investment advisory services monthly at an annual rate of 0.05% based on the average net assets of each fund.

In order to limit each fund's expenses, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through July 31, 2007, to the extent that each funds' net expenses (exclusive of brokerage, interest, taxes, extra ordinary expenses and fees and expenses of the underlying funds in which each fund invests and payments under the fund's distribution plans) would not exceed an annual rate of 0.10% of each fund's average net assets.

Each fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the funds' at an annual rate of 0.25%, 1.00%,1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M, and class R shares, respectively.

For the period ended July 31, 2005, Putnam Retail Management, acting as underwriter, received net commissions from the sale of class A and class M shares, and received contingent deferred sales charges (CDSC) from redemptions of class B and class C shares, respectively:



------------------------------------------------------------------------------------------------
                                      Class A         Class M
                                          Net             Net         Class B         Class C
                                  Commissions     Commissions            CDSC            CDSC
------------------------------------------------------------------------------------------------
RetirementReady
2050 Fund                                 $--             $--             $--             $--
2045 Fund                                  30              --              --              --
2040 Fund                                 118              --              --              --
2035 Fund                                 124              39               9              --
2030 Fund                                  40               9              95               3
2025 Fund                                  70             773              --              --
2020 Fund                                 184             293              58               4
2015 Fund                                 582              --              --              --
2010 Fund                                  18              --             118              --
Maturity Fund                              --              --               1              --
------------------------------------------------------------------------------------------------
Total                                  $1,166          $1,114            $281              $7



A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the period ended July 31, 2005, Putnam Management acting as underwriter, received no monies on class A and class M redemptions, respectively.

Note 3: Purchases and sales of securities

During the period ended July 31, 2005, cost of purchases and proceeds from sales of underlying Putnam Funds were as follows:

---------------------------------------------------
                     Purchases               Sales
---------------------------------------------------
2050 Fund             $484,313             $51,266
2045 Fund           20,217,629           5,207,972
2040 Fund           26,577,481           6,873,948
2035 Fund           51,979,867          12,924,218
2030 Fund           85,151,834          19,461,818
2025 Fund          125,935,078          23,426,831
2020 Fund          143,445,551          29,910,307
2015 Fund          166,646,677          32,798,967
2010 Fund          106,449,905          25,231,594
Maturity Fund       64,150,668          17,481,249

Note 4: Capital shares

Class A and Class Y shares of all funds (with the exception of 2050 Fund) were formed with an initial in-kind contribution from another Putnam trust.

At July 31, 2005, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

RetirementReady 2050 Fund

For the period May 2, 2005
(commencement of operations) to July 31, 2005

----------------------------------------------------------------------
Class A                                    Shares              Amount
----------------------------------------------------------------------
Shares sold                                 5,756            $304,997
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                  --                  --
----------------------------------------------------------------------
                                            5,756             304,997
----------------------------------------------------------------------
Shares repurchased                           (724)            (39,118)
----------------------------------------------------------------------
Net increase                                5,032            $265,879

----------------------------------------------------------------------
Class B
----------------------------------------------------------------------
Shares sold                                   600             $30,564
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                  --                  --
----------------------------------------------------------------------
                                              600              30,564
----------------------------------------------------------------------
Shares repurchased                            (20)             (1,085)
----------------------------------------------------------------------
Net increase                                  580             $29,479

----------------------------------------------------------------------
Class C
----------------------------------------------------------------------
Shares sold                                    78              $3,971
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                  --                  --
----------------------------------------------------------------------
                                               78               3,971
----------------------------------------------------------------------
Shares repurchased                             --                  --
----------------------------------------------------------------------
Net increase                                   78              $3,971

----------------------------------------------------------------------
Class M
----------------------------------------------------------------------
Shares sold                                    59              $2,997
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                  --                  --
----------------------------------------------------------------------
                                               59               2,997
----------------------------------------------------------------------
Shares repurchased                             --                  --
Net increase                                   59              $2,997

----------------------------------------------------------------------
Class R
----------------------------------------------------------------------
Shares sold                                    20              $1,000
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                  --                  --
----------------------------------------------------------------------
                                               20               1,000
----------------------------------------------------------------------
Shares repurchased                             --                  --
----------------------------------------------------------------------
Net increase                                   20              $1,000

----------------------------------------------------------------------
Class Y
----------------------------------------------------------------------
Shares sold                                 2,483            $131,152
Shares issued in connection
with reinvestment of
distributions                                  --                  --
----------------------------------------------------------------------
                                            2,483             131,152
----------------------------------------------------------------------
Shares repurchased                            (28)             (1,487)
----------------------------------------------------------------------
Net increase                                2,455            $129,665

RetirementReady 2045 Fund
For the period November 1, 2004
(commencement of operations) to July 31, 2005
----------------------------------------------------------------------
Class A                                    Shares              Amount
----------------------------------------------------------------------
Shares sold                               139,349          $9,287,225
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                 386              26,219
----------------------------------------------------------------------
                                          139,735           9,313,444
----------------------------------------------------------------------
Shares repurchased                        (24,736)         (1,684,933)
----------------------------------------------------------------------
Net increase                              114,999          $7,628,511

----------------------------------------------------------------------
Class B
----------------------------------------------------------------------
Shares sold                                   262             $17,051
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                  --*                  8
----------------------------------------------------------------------
                                              262              17,059
----------------------------------------------------------------------
Shares repurchased                            (13)               (839)
----------------------------------------------------------------------
Net increase                                  249             $16,220

----------------------------------------------------------------------
Class C
----------------------------------------------------------------------
Shares sold                                   140              $9,149
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                  --*                  8
----------------------------------------------------------------------
                                              140               9,157
----------------------------------------------------------------------
Shares repurchased                             --                  --
----------------------------------------------------------------------
Net increase                                  140              $9,157

----------------------------------------------------------------------
Class M
----------------------------------------------------------------------
Shares sold                                   124              $8,100
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                  --*                  9
----------------------------------------------------------------------
                                              124               8,109
----------------------------------------------------------------------
Shares repurchased                             --                  --
Net increase                                  124              $8,109

----------------------------------------------------------------------
Class R
----------------------------------------------------------------------
Shares sold                                    16              $1,000
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                  --*                  9
----------------------------------------------------------------------
                                               16               1,009
----------------------------------------------------------------------
Shares repurchased                             --                  --
----------------------------------------------------------------------
Net increase                                   16              $1,009

----------------------------------------------------------------------
Class Y
----------------------------------------------------------------------
Shares sold                               147,105         $10,617,638
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                 456              33,627
----------------------------------------------------------------------
                                          147,561          10,651,265
----------------------------------------------------------------------
Shares repurchased                        (44,461)         (3,276,807)
----------------------------------------------------------------------
Net increase                              103,100         $ 7,374,458

RetirementReady 2040 Fund
For the period November 1, 2004
(commencement of operations) to July 31, 2005
----------------------------------------------------------------------
Class A                                    Shares              Amount
----------------------------------------------------------------------
Shares sold                               201,751         $13,432,389
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                 595              40,513
----------------------------------------------------------------------
                                          202,346          13,472,902
----------------------------------------------------------------------
Shares repurchased                        (29,638)         (2,028,812)
----------------------------------------------------------------------
Net increase                              172,708         $11,444,090

----------------------------------------------------------------------
Class B
----------------------------------------------------------------------
Shares sold                                   559             $36,439
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                 --*                   7
----------------------------------------------------------------------
                                              559              36,446
----------------------------------------------------------------------
Shares repurchased                            (16)             (1,118)
----------------------------------------------------------------------
Net increase                                  543             $35,328

----------------------------------------------------------------------
Class C
----------------------------------------------------------------------
Shares sold                                    16              $1,000
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                  --*                  7
----------------------------------------------------------------------
                                               16               1,007
----------------------------------------------------------------------
Shares repurchased                             --                  --
----------------------------------------------------------------------
Net increase                                   16              $1,007

----------------------------------------------------------------------
Class M
----------------------------------------------------------------------
Shares sold                                   163             $10,514
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                   1                  48
----------------------------------------------------------------------
                                              164              10,562
----------------------------------------------------------------------
Shares repurchased                             --                  --
----------------------------------------------------------------------
Net increase                                  164             $10,562

----------------------------------------------------------------------
Class R
----------------------------------------------------------------------
Shares sold                                    16              $1,000
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                  --*                  8
----------------------------------------------------------------------
                                               16               1,008
----------------------------------------------------------------------
Shares repurchased                             --                  --
----------------------------------------------------------------------
Net increase                                   16              $1,008

----------------------------------------------------------------------
Class Y
----------------------------------------------------------------------
Shares sold                               178,174         $12,698,509
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                 608              44,746
----------------------------------------------------------------------
                                          178,782          12,743,255
----------------------------------------------------------------------
Shares repurchased                        (61,629)         (4,516,550)
----------------------------------------------------------------------
Net increase                              117,153          $8,226,705

RetirementReady 2035 Fund
For the period November 1, 2004
(commencement of operations) to July 31, 2005
----------------------------------------------------------------------
Class A                                    Shares              Amount
----------------------------------------------------------------------
Shares sold                               360,622         $23,573,691
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                               1,059              70,868
----------------------------------------------------------------------
                                          361,681          23,644,559
----------------------------------------------------------------------
Shares repurchased                        (55,571)         (3,729,992)
----------------------------------------------------------------------
Net increase                              306,110         $19,914,567

----------------------------------------------------------------------
Class B
----------------------------------------------------------------------
Shares sold                                 1,020             $65,875
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                   1                  86
----------------------------------------------------------------------
                                            1,021              65,961
----------------------------------------------------------------------
Shares repurchased                            (30)             (1,972)
----------------------------------------------------------------------
Net increase                                  991             $63,989
----------------------------------------------------------------------

----------------------------------------------------------------------
Class C
----------------------------------------------------------------------
Shares sold                                    16              $1,000
Shares issued in connection
with reinvestment of
distributions                                  --*                  6
----------------------------------------------------------------------
                                               16               1,006
----------------------------------------------------------------------
Shares repurchased                             --                  --
----------------------------------------------------------------------
Net increase                                   16              $1,006

----------------------------------------------------------------------
Class M
----------------------------------------------------------------------
Shares sold                                   320             $20,500
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                  --*                 21
----------------------------------------------------------------------
                                              320              20,521
----------------------------------------------------------------------
Shares repurchased                            (16)             (1,113)
----------------------------------------------------------------------
Net increase                                  304             $19,408

----------------------------------------------------------------------
Class R
----------------------------------------------------------------------
Shares sold                                    17              $1,000
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                  --*                  7
----------------------------------------------------------------------
                                               17               1,007
----------------------------------------------------------------------
Shares repurchased                             --                  --
----------------------------------------------------------------------
Net increase                                   17              $1,007
----------------------------------------------------------------------

----------------------------------------------------------------------
Class Y
----------------------------------------------------------------------
Shares sold                               392,772         $27,498,593
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                               1,366              98,944
----------------------------------------------------------------------
                                          394,138          27,597,537
----------------------------------------------------------------------
Shares repurchased                       (119,116)         (8,593,017)
----------------------------------------------------------------------
Net increase                              275,022         $19,004,520

RetirementReady 2030 Fund
For the period November 1, 2004
(commencement of operations) to July 31, 2005
----------------------------------------------------------------------
Class A                                    Shares              Amount
----------------------------------------------------------------------
Shares sold                               586,145         $37,817,855
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                               1,483              98,122
----------------------------------------------------------------------
                                          587,628          37,915,977
----------------------------------------------------------------------
Shares repurchased                       (111,043)         (7,387,036)
----------------------------------------------------------------------
Net increase                              476,585         $30,528,941

----------------------------------------------------------------------
Class B
----------------------------------------------------------------------
Shares sold                                 3,414            $220,060
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                  --*                  6
----------------------------------------------------------------------
                                            3,414             220,066
----------------------------------------------------------------------
Shares repurchased                            (57)             (3,631)
----------------------------------------------------------------------
Net increase                                3,357            $216,435

----------------------------------------------------------------------
Class C
----------------------------------------------------------------------
Shares sold                                   332             $21,379
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                  --*                  6
----------------------------------------------------------------------
                                              332              21,385
----------------------------------------------------------------------
Shares repurchased                             --                  --
----------------------------------------------------------------------
Net increase                                  332             $21,385

----------------------------------------------------------------------
Class M
----------------------------------------------------------------------
Shares sold                                   656             $42,065
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                   1                  19
----------------------------------------------------------------------
                                              657              42,084
----------------------------------------------------------------------
Shares repurchased                            (16)             (1,107)
----------------------------------------------------------------------
Net increase                                  641             $40,977

----------------------------------------------------------------------
Class R
----------------------------------------------------------------------
Shares sold                                    16              $1,000
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                  --*                  6
----------------------------------------------------------------------
                                               16               1,006
----------------------------------------------------------------------
Shares repurchased                             --                  --
----------------------------------------------------------------------
Net increase                                   16              $1,006

----------------------------------------------------------------------
Class Y
----------------------------------------------------------------------
Shares sold                               660,572         $45,720,136
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                               1,970             140,095
----------------------------------------------------------------------
                                          662,542          45,860,231
----------------------------------------------------------------------
Shares repurchased                       (157,294)        (11,151,475)
----------------------------------------------------------------------
Net increase                              505,248         $34,708,756

RetirementReady 2025 Fund
For the period November 1, 2004
(commencement of operations) to July 31, 2005
----------------------------------------------------------------------
Class A                                    Shares              Amount
----------------------------------------------------------------------
Shares sold                               749,266         $50,939,822
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                               2,245             156,581
----------------------------------------------------------------------
                                          751,511          51,096,403
----------------------------------------------------------------------
Shares repurchased                        (79,886)         (5,588,087)
----------------------------------------------------------------------
Net increase                              671,625         $45,508,316

----------------------------------------------------------------------
Class B
----------------------------------------------------------------------
Shares sold                                 3,335            $224,324
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                   1                  79
----------------------------------------------------------------------
                                            3,336             224,403
----------------------------------------------------------------------
Shares repurchased                           (315)            (21,538)
----------------------------------------------------------------------
Net increase                                3,021            $202,865

----------------------------------------------------------------------
Class C
----------------------------------------------------------------------
Shares sold                                   805              $53,851
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                  --*                  5
----------------------------------------------------------------------
                                              805              53,856
----------------------------------------------------------------------
Shares repurchased                           (162)            (10,883)
----------------------------------------------------------------------
Net increase                                  643             $42,973

----------------------------------------------------------------------
Class M
----------------------------------------------------------------------
Shares sold                                 2,595            $174,769
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                   3                 210
----------------------------------------------------------------------
                                            2,598             174,979
----------------------------------------------------------------------
Shares repurchased                           (136)             (9,205)
----------------------------------------------------------------------
Net increase                                2,462            $165,774

----------------------------------------------------------------------
Class R
----------------------------------------------------------------------
Shares sold                                    17              $1,100
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                  --*                  6
----------------------------------------------------------------------
                                               17               1,106
----------------------------------------------------------------------
Shares repurchased                             --                  --
----------------------------------------------------------------------
Net increase                                   17              $1,106

----------------------------------------------------------------------
Class Y
----------------------------------------------------------------------
Shares sold                             1,066,126         $72,184,005
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                               3,473             242,685
----------------------------------------------------------------------
                                        1,069,599          72,426,690
----------------------------------------------------------------------
Shares repurchased                       (232,832)        (16,221,045)
----------------------------------------------------------------------
Net increase                              836,767         $56,205,645

RetirementReady 2020 Fund
For the period November 1, 2004
(commencement of operations) to July 31, 2005
----------------------------------------------------------------------
Class A                                    Shares              Amount
----------------------------------------------------------------------
Shares sold                               966,386         $60,449,034
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                               2,435             155,610
----------------------------------------------------------------------
                                          968,821          60,604,644
----------------------------------------------------------------------
Shares repurchased                       (163,745)        (10,502,397)
----------------------------------------------------------------------
Net increase                              805,076         $50,102,247

----------------------------------------------------------------------
Class B
----------------------------------------------------------------------
Shares sold                                 3,870            $241,046
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                   1                  90
----------------------------------------------------------------------
                                            3,871             241,136
----------------------------------------------------------------------
Shares repurchased                           (165)            (10,331)
----------------------------------------------------------------------
Net increase                                3,706            $230,805

----------------------------------------------------------------------
Class C
----------------------------------------------------------------------
Shares sold                                 1,047             $65,321
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                  --*                 14
----------------------------------------------------------------------
                                            1,047              65,335
----------------------------------------------------------------------
Shares repurchased                           (112)             (7,088)
----------------------------------------------------------------------
Net increase                                  935             $58,247

----------------------------------------------------------------------
Class M
----------------------------------------------------------------------
Shares sold                                 4,399            $275,169
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                   2                 151
----------------------------------------------------------------------
                                            4,401             275,320
----------------------------------------------------------------------
Shares repurchased                           (163)            (10,340)
----------------------------------------------------------------------
Net increase                                4,238            $264,980

----------------------------------------------------------------------
Class R
----------------------------------------------------------------------
Shares sold                                    17              $1,000
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                  --*                  5
----------------------------------------------------------------------
                                               17               1,005
----------------------------------------------------------------------
Shares repurchased                             --                  --
----------------------------------------------------------------------
Net increase                                   17              $1,005

----------------------------------------------------------------------
Class Y
----------------------------------------------------------------------
Shares sold                             1,201,457        $ 79,676,616
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                               3,409             232,313
----------------------------------------------------------------------
                                        1,204,866          79,908,929
----------------------------------------------------------------------
Shares repurchased                       (259,586)        (17,614,284)
----------------------------------------------------------------------
Net increase                              945,280         $62,294,645

RetirementReady 2015 Fund
For the period November 1, 2004
(commencement of operations) to July 31, 2005
----------------------------------------------------------------------
Class A                                    Shares              Amount
----------------------------------------------------------------------
Shares sold                               967,008         $61,873,192
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                               2,324             151,730
----------------------------------------------------------------------
                                          969,332          62,024,922
----------------------------------------------------------------------
Shares repurchased                       (130,178)         (8,533,217)
----------------------------------------------------------------------
Net increase                              839,154         $53,491,705

----------------------------------------------------------------------
Class B
----------------------------------------------------------------------
Shares sold                                 2,544            $165,518
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                  --*                 23
----------------------------------------------------------------------
                                            2,544             165,541
----------------------------------------------------------------------
Shares repurchased                            (52)             (3,423)
----------------------------------------------------------------------
Net increase                                2,492            $162,118

----------------------------------------------------------------------
Class C
----------------------------------------------------------------------
Shares sold                                 1,432             $91,452
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                  --*                 46
----------------------------------------------------------------------
                                            1,432              91,498
----------------------------------------------------------------------
Shares repurchased                            (71)             (4,656)
----------------------------------------------------------------------
Net increase                                1,361             $86,842

----------------------------------------------------------------------
Class M
----------------------------------------------------------------------
Shares sold                                 2,161            $138,387
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                   1                  71
----------------------------------------------------------------------
                                            2,162             138,458
----------------------------------------------------------------------
Shares repurchased                            (16)             (1,075)
----------------------------------------------------------------------
Net increase                                2,146            $137,383

----------------------------------------------------------------------
Class R
----------------------------------------------------------------------
Shares sold                                    16              $1,000
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                  --*                  4
----------------------------------------------------------------------
                                               16               1,004
Shares repurchased                             --                  --
----------------------------------------------------------------------
Net increase                                   16              $1,004

----------------------------------------------------------------------
Class Y
----------------------------------------------------------------------
Shares sold                             1,580,630        $100,777,637
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                               4,412             288,518
----------------------------------------------------------------------
                                        1,585,042         101,066,155
----------------------------------------------------------------------
Shares repurchased                       (338,707)        (22,049,504)
----------------------------------------------------------------------
Net increase                            1,246,335         $79,016,651

RetirementReady 2010 Fund
For the period November 1, 2004
(commencement of operations) to July 31, 2005
----------------------------------------------------------------------
Class A                                    Shares              Amount
----------------------------------------------------------------------
Shares sold                               792,156         $45,695,501
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                               1,730             100,806
----------------------------------------------------------------------
                                          793,886          45,796,307
----------------------------------------------------------------------
Shares repurchased                       (135,996)         (7,981,501)
----------------------------------------------------------------------
Net increase                              657,890         $37,814,806

----------------------------------------------------------------------
Class B
----------------------------------------------------------------------
Shares sold                                 2,377            $135,908
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                  --*                  9
----------------------------------------------------------------------
                                            2,377             135,917
----------------------------------------------------------------------
Shares repurchased                           (944)            (53,661)
----------------------------------------------------------------------
Net increase                                1,433             $82,256

----------------------------------------------------------------------
Class C
----------------------------------------------------------------------
Shares sold                                   386             $22,060
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                  --*                  5
----------------------------------------------------------------------
                                              386              22,065
----------------------------------------------------------------------
Shares repurchased                           (137)             (7,932)
----------------------------------------------------------------------
Net increase                                  249             $14,133

----------------------------------------------------------------------
Class M
----------------------------------------------------------------------
Shares sold                                 1,180             $67,786
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                  --*                  3
----------------------------------------------------------------------
                                            1,180              67,789
----------------------------------------------------------------------
Shares repurchased                           (252)            (14,775)
----------------------------------------------------------------------
Net increase                                  928             $53,014

----------------------------------------------------------------------
Class R
----------------------------------------------------------------------
Shares sold                                    18              $1,000
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                  --*                  3
----------------------------------------------------------------------
                                               18               1,003
----------------------------------------------------------------------
Shares repurchased                             --                  --
----------------------------------------------------------------------
Net increase                                   18              $1,003

----------------------------------------------------------------------
Class Y
----------------------------------------------------------------------
Shares sold                               973,198         $58,232,489
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                               2,210             134,208
----------------------------------------------------------------------
                                          975,408          58,366,697
----------------------------------------------------------------------
Shares repurchased                       (261,767)        (15,896,047)
----------------------------------------------------------------------
Net increase                              713,641         $42,470,650


RetirementReady Maturity Fund
For the period November 1, 2004
(commencement of operations) to July 31, 2005
----------------------------------------------------------------------
Class A                                    Shares              Amount
----------------------------------------------------------------------
Shares sold                               533,275         $30,165,928
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                               4,211             239,131
----------------------------------------------------------------------
                                          537,486          30,405,059
----------------------------------------------------------------------
Shares repurchased                        (90,078)         (5,120,464)
----------------------------------------------------------------------
Net increase                              447,408         $25,284,595

----------------------------------------------------------------------
Class B
----------------------------------------------------------------------
Shares sold                                 2,290            $128,303
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                  16                 888
----------------------------------------------------------------------
                                            2,306             129,191
----------------------------------------------------------------------
Shares repurchased                           (143)             (8,235)
----------------------------------------------------------------------
Net increase                                2,163            $120,956

----------------------------------------------------------------------
Class C
----------------------------------------------------------------------
Shares sold                                    18              $1,000
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                  --*                  8
----------------------------------------------------------------------
                                               18               1,008
----------------------------------------------------------------------
Shares repurchased                             --                  --
----------------------------------------------------------------------
Net increase                                   18              $1,008

----------------------------------------------------------------------
Class M
----------------------------------------------------------------------
Shares sold                                    53              $3,000
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                  --*                 17
----------------------------------------------------------------------
                                               53               3,017
----------------------------------------------------------------------
Shares repurchased                            (17)             (1,000)
----------------------------------------------------------------------
Net increase                                   36              $2,017

----------------------------------------------------------------------
Class R
----------------------------------------------------------------------
Shares sold                                    18              $1,000
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                  --*                 12
----------------------------------------------------------------------
                                               18               1,012
----------------------------------------------------------------------
Shares repurchased                             --                  --
----------------------------------------------------------------------
Net increase                                   18              $1,012

----------------------------------------------------------------------
Class Y
----------------------------------------------------------------------
Shares sold                               565,289         $31,918,267
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                               6,108             347,085
----------------------------------------------------------------------
                                          571,397          32,265,352
----------------------------------------------------------------------
Shares repurchased                       (195,227)        (11,102,917)
----------------------------------------------------------------------
Net increase                              376,170         $21,162,435

* Represents fractional Shares issued in connection with reinvestment of distributions.


Note 5: Initial capitalization and offering of shares

The Trust was established as a Massachusetts business trust on June 8, 2004. During the period June 8, 2004, to September 14, 2004, the Trust had no operations other than those related to organizational matters, including the initial capital contribution of $100,000 and the issuance of 1,786 Putnam RetirementReady Maturity Fund class B shares to Putnam LLC. The Trust commenced investment operations on November 1, 2004.


At July 31, 2005, Putnam LLC owned the following shares of each fund:

-----------------------------------------------------------------------------------------
                                                   Percentage of                 Value at
                           Shares owned       shares outstanding            July 31, 2005
-----------------------------------------------------------------------------------------
RetirementReady
2050 Fund class C                    20                     25.6%                  $1,086
2050 Fund class M                    20                     33.9%                   1,086
2050 Fund class R                    20                    100.0%                   1,086
2050 Fund class Y                    20                      0.8%                   1,088
2045 Fund class B                    16                      6.4%                   1,119
2045 Fund class C                    16                     11.4%                   1,119
2045 Fund class M                    16                     12.9%                   1,121
2045 Fund class R                    16                    100.0%                   1,123
2040 Fund class C                    16                    100.0%                   1,118
2040 Fund class M                    16                      9.8%                   1,120
2040 Fund class R                    16                    100.0%                   1,122
2035 Fund class C                    16                    100.0%                   1,112
2035 Fund class R                    17                    100.0%                   1,116
2030 Fund class C                    16                      4.8%                   1,105
2030 Fund class R                    16                    100.0%                   1,110
2025 Fund class R                    16                     94.1%                   1,103
2020 Fund class R                    17                    100.0%                   1,093
2015 Fund class R                    16                    100.0%                   1,078
2010 Fund class C                    18                      7.2%                   1,050
2010 Fund class R                    18                    100.0%                   1,054
Maturity Fund class B             1,800                     83.2%                 103,572
Maturity Fund class C                18                    100.0%                   1,036
Maturity Fund class M                18                     50.0%                   1,038
Maturity Fund class R                18                    100.0%                   1,040


Note 6: Transactions with affiliated issuers

Transactions during the period with companies in which the fund owned at least 5% or more of the outstanding voting securities, or a company which is under common ownership or control were as follows:


RetirementReady 2050 Fund
---------------------------------------------------------------------------------------------------------------------------------
Affiliates                                              Purchase cost          Sales cost   Investment income        Market value
---------------------------------------------------------------------------------------------------------------------------------
Putnam Capital Opportunities Fund                             $72,534              $7,076                 $--             $67,910
Putnam Fund for Growth and Income                             121,050              12,017                  62             110,942
Putnam International Equity Fund                              145,510              14,895                  --             134,189
Putnam Voyager Fund                                           120,911              11,748                  --             112,560
Putnam Income Fund                                             19,418               2,040                  59              17,272
Putnam Money Market Fund                                        4,890                 580                  10               4,311
Totals                                                       $484,313             $48,356                $131            $447,184

Market values are shown for those securities affiliated at period end.



RetirementReady 2045 Fund
---------------------------------------------------------------------------------------------------------------------------------
Affiliates                                              Purchase cost          Sales cost   Investment income        Market value
---------------------------------------------------------------------------------------------------------------------------------
Putnam Capital Opportunities Fund                          $3,003,796            $742,598                 $--          $2,461,112
Putnam Fund for Growth and Income                           5,046,245           1,196,828              33,763           3,985,659
Putnam International Equity Fund                            6,055,763           1,406,222              35,674           4,795,096
Putnam Voyager Fund                                         5,044,617           1,214,902                  --           4,054,338
Putnam Income Fund                                            819,148             204,865              10,992             613,026
Putnam Money Market Fund                                      248,060              89,722               2,157             158,338
Totals                                                    $20,217,629          $4,855,137             $82,586         $16,067,569

Market values are shown for those securities affiliated at period end.



RetirementReady 2040 Fund
---------------------------------------------------------------------------------------------------------------------------------
Affiliates                                              Purchase cost          Sales cost   Investment income        Market value
---------------------------------------------------------------------------------------------------------------------------------
Putnam Capital Opportunities Fund                          $3,945,313            $982,328                 $--          $3,253,118
Putnam Fund for Growth and Income                           6,605,155           1,556,089              49,423           5,271,745
Putnam International Equity Fund                            7,683,445           1,804,714              55,182           6,130,134
Putnam Voyager Fund                                         6,620,046           1,580,291                  --           5,359,734
Putnam Income Fund                                          1,349,484             332,421              19,029           1,014,555
Putnam Money Market Fund                                      374,038             167,880               1,907             206,159
Totals                                                    $26,577,481          $6,423,723            $125,541         $21,235,445

Market values are shown for those securities affiliated at period end.



RetirementReady 2035 Fund
---------------------------------------------------------------------------------------------------------------------------------
Affiliates                                              Purchase cost          Sales cost   Investment income        Market value
---------------------------------------------------------------------------------------------------------------------------------
Putnam Capital Opportunities Fund                          $7,197,476          $1,741,243                 $--          $6,029,311
Putnam Fund for Growth and Income                          12,394,678           2,818,676              97,792          10,049,765
Putnam International Equity Fund                           13,997,329           3,223,341             115,605          11,334,873
Putnam Voyager Fund                                        12,447,910           2,860,503                  --          10,218,369
Putnam Income Fund                                          4,235,010           1,001,738              62,452           3,223,106
Putnam Money Market Fund                                    1,707,464             487,261              15,846           1,220,203
Totals                                                    $51,979,867         $12,132,762            $291,695         $42,075,627

Market values are shown for those securities affiliated at period end.



RetirementReady 2030 Fund
---------------------------------------------------------------------------------------------------------------------------------
Affiliates                                              Purchase cost          Sales cost   Investment income        Market value
---------------------------------------------------------------------------------------------------------------------------------
Putnam Capital Opportunities Fund                         $10,952,490          $2,465,813                 $--          $9,389,299
Putnam Fund for Growth and Income                          19,466,393           4,081,063             148,954          16,141,591
Putnam International Equity Fund                           21,226,732           4,500,417             161,917          17,579,174
Putnam Voyager Fund                                        19,513,032           4,123,446                  --          16,415,997
Putnam Income Fund                                         10,389,631           2,266,190             149,074           8,097,389
Putnam Money Market Fund                                    3,603,556             877,396              35,016           2,726,160
Totals                                                    $85,151,834         $18,314,325            $494,961         $70,349,610

Market values are shown for those securities affiliated at period end.



RetirementReady 2025 Fund
---------------------------------------------------------------------------------------------------------------------------------
Affiliates                                              Purchase cost          Sales cost   Investment income        Market value
---------------------------------------------------------------------------------------------------------------------------------
Putnam Capital Opportunities Fund                         $14,914,537          $2,825,112                 $--         $13,531,889
Putnam Fund for Growth and Income                          27,488,660           4,700,500             235,645          24,115,238
Putnam International Equity Fund                           28,856,378           5,091,121             267,028          25,271,072
Putnam Voyager Fund                                        27,559,159           4,690,492                  --          24,522,989
Putnam Income Fund                                         19,234,599           3,364,785             307,225          15,813,429
Putnam Money Market Fund                                    7,881,745           1,489,757              86,685           6,391,988
Totals                                                   $125,935,078         $22,161,767            $896,583        $109,646,605

Market values are shown for those securities affiliated at period end.



RetirementReady 2020 Fund
---------------------------------------------------------------------------------------------------------------------------------
Affiliates                                              Purchase cost          Sales cost   Investment income        Market value
---------------------------------------------------------------------------------------------------------------------------------
Putnam Capital Opportunities Fund                         $15,563,103          $3,288,843                 $--         $13,683,699
Putnam Fund for Growth and Income                          29,889,270           5,844,571             251,673          25,383,747
Putnam International Equity Fund                           24,274,460           4,850,052             219,780          20,594,699
Putnam Voyager Fund                                        29,875,112           5,756,485                  --          25,817,458
Putnam Income Fund                                         30,528,204           6,046,725             476,569          24,404,452
Putnam Money Market Fund                                   13,315,402           2,732,906             145,053          10,582,495
Totals                                                   $143,445,551         $28,519,582          $1,093,075        $120,466,550

Market values are shown for those securities affiliated at period end.



RetirementReady 2015 Fund
---------------------------------------------------------------------------------------------------------------------------------
Affiliates                                              Purchase cost          Sales cost   Investment income        Market value
---------------------------------------------------------------------------------------------------------------------------------
Putnam Capital Opportunities Fund                         $16,392,869          $3,413,818                 $--         $14,640,749
Putnam Fund for Growth and Income                          29,716,106           5,638,652             264,398          25,602,503
Putnam International Equity Fund                           18,222,548           3,564,228             188,624          15,680,026
Putnam Voyager Fund                                        29,536,970           5,391,903                  --          26,042,218
Putnam Income Fund                                         48,868,791           9,079,351             795,841          39,645,227
Putnam Money Market Fund                                   23,909,393           4,519,590             272,092          19,389,803
Totals                                                   $166,646,677         $31,607,542          $1,520,955        $141,000,526

Market values are shown for those securities affiliated at period end.



RetirementReady 2010 Fund
---------------------------------------------------------------------------------------------------------------------------------
Affiliates                                              Purchase cost          Sales cost   Investment income        Market value
---------------------------------------------------------------------------------------------------------------------------------
Putnam Capital Opportunities Fund                          $7,325,364          $1,823,662                 $--          $6,150,230
Putnam Fund for Growth and Income                          13,722,007           3,235,564             120,368          11,099,629
Putnam International Equity Fund                            4,229,845           1,011,533              43,755           3,422,872
Putnam Voyager Fund                                        13,604,137           3,083,379                  --          11,288,190
Putnam Income Fund                                         41,628,420           9,518,837             667,103          32,018,910
Putnam Money Market Fund                                   25,940,132           5,974,411             291,477          19,965,721
Totals                                                   $106,449,905         $24,647,386          $1,122,703         $83,945,552

Market values are shown for those securities affiliated at period end.



RetirementReady Maturity Fund
---------------------------------------------------------------------------------------------------------------------------------
Affiliates                                              Purchase cost          Sales cost   Investment income        Market value
---------------------------------------------------------------------------------------------------------------------------------
Putnam Capital Opportunities Fund                          $3,154,729            $885,941                 $--          $2,497,118
Putnam Fund for Growth and Income                           6,360,974           1,723,049              51,714           4,861,537
Putnam International Equity Fund                                   --                  --                  --                  --
Putnam Voyager Fund                                         6,309,361           1,664,153                  --           4,939,600
Putnam Income Fund                                         28,820,342           7,697,922             428,277          21,082,202
Putnam Money Market Fund                                   19,505,262           5,267,997             200,609          14,237,266
Totals                                                    $64,150,668         $17,239,062            $680,600         $47,617,723

Market values are shown for those securities affiliated at period end.


Note 7: Regulatory matters and litigation

Putnam Management has entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, Putnam Manage ment will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to shareholders and the Putnam funds. The restitution amount will be allocated to shareholders pursuant to a plan developed by an independent consultant, with payments to shareholders following approval of the plan by the SEC and the Massachusetts Securities Division.

The Securities and Exchange Commission's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits. Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the trust is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Putnam Management and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. Putnam Management and Putnam Retail Management have contested the plaintiffs' claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, Putnam
Manage ment believes that this action is without merit and that it is unlikely to have a material effect on Putnam Management's and Putnam Retail Manage ment's ability to provide services to their clients, including the trust.


Federal tax information (Unaudited)

Each fund has designated the following percentages of that fund's distributions from net investment income as qualifying for the dividends received deduction for corporations.

-----------------------------------------------------------------
Fund Name                                           Qualifying %
-----------------------------------------------------------------
RetirementReady
2050 Fund                                                    --%
2045 Fund                                                   7.89
2040 Fund                                                   8.75
2035 Fund                                                   9.18
2030 Fund                                                   9.25
2025 Fund                                                  11.17
2020 Fund                                                  10.32
2015 Fund                                                   9.88
2010 Fund                                                   7.08
Maturity Fund                                               5.55

For its tax year ended July 31, 2005, each fund hereby designates the following amounts or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

-----------------------------------------------------------------
Fund Name                                           Qualifying %
-----------------------------------------------------------------
RetirementReady
2050 Fund                                                    --%
2045 Fund                                                  16.11
2040 Fund                                                  18.42
2035 Fund                                                  19.95
2030 Fund                                                  19.19
2025 Fund                                                  23.66
2020 Fund                                                  19.26
2015 Fund                                                  16.83
2010 Fund                                                   9.61
Maturity Fund                                               5.52

The Form 1099 you receive in January 2006 will show the tax status of all distributions paid to your account in calendar 2005.



Brokerage commissions (Unaudited)

Brokerage commissions are paid to firms that execute trades on behalf of your fund. When choosing these firms, Putnam is required by law to seek the best execution of the trades, taking all relevant factors into consideration, including expected quality of execution and commission rate. The RetirementReady Funds, however, invest in shares of other Putnam mutual funds, rather than in stocks and bonds. For that reason, the funds do not incur brokerage charges.


About the Trustees

-----------------------------------------------------------------------------
Jameson A. Baxter (9/6/43), Trustee since 1994

Ms. Baxter is the President of Baxter Associates, Inc., a private investment firm that she founded in 1986.

Ms. Baxter serves as a Director of ASHTA Chemicals, Inc., Banta Corporation (a printing and digital imaging firm), Ryerson Tull, Inc. (a steel service corporation), the Mutual Fund Directors Forum, Advocate Health Care and BoardSource, formerly the National Center for Nonprofit Boards. She is Chairman Emeritus of the Board of Trustees, Mount Holyoke College, having served as Chairman for five years and as a board member for thirteen years. Until 2002, Ms. Baxter was a Director of Intermatic Corporation (a manufacturer of energy control products).

Ms. Baxter has held various positions in investment banking and corporate finance, including Vice President and Principal of the Regency Group, and Vice President of and Consultant to First Boston Corporation. She is a graduate of Mount Holyoke College.

-----------------------------------------------------------------------------
Charles B. Curtis (4/27/40), Trustee since 2001

Mr. Curtis is President and Chief Operating Officer of the Nuclear Threat Initiative (a private foundation dealing with national security issues) and serves as Senior Advisor to the United Nations Foundation.

Mr. Curtis is a member of the Council on Foreign Relations and the Trustee Advisory Council of the Applied Physics Laboratory, Johns Hopkins University. Until 2003, Mr. Curtis was a member of the Electric Power Research Institute Advisory Council and the University of Chicago Board of Governors for Argonne National Laboratory. Prior to 2002, Mr. Curtis was a Member of the Board of Directors of the Gas Technology Institute and the Board of Directors of the Environment and Natural Resources Program Steering Committee, John F. Kennedy School of Government, Harvard University. Until 2001, Mr. Curtis was a member of the Department of Defense Policy Board and Director of EG&G Technical Services, Inc. (a fossil energy research and development support company).

From August 1997 to December 1999, Mr. Curtis was a Partner at Hogan & Hartson L.L.P., a Washington, D.C. law firm. Prior to May 1997, Mr. Curtis was Deputy Secretary of Energy. He served as Chairman of the Federal Energy Regulatory Commission from 1977 to 1981 and has held positions on the staff of the U.S. House of Representatives, the U.S. Treasury Department, and the SEC.

-----------------------------------------------------------------------------
Myra R. Drucker (1/16/48), Trustee since 2004

Ms. Drucker is a Vice Chair of the Board of Trustees of Sarah Lawrence College, a Trustee of Commonfund (a not-for-profit firm specializing in asset management for educational endowments and foundations) and a member of the Investment Committee of the Kresge Foundation (a charitable trust).

Ms. Drucker is an ex-officio member of the New York Stock Exchange (NYSE) Pension Managers Advisory Committee, having served as Chair for seven years and a member of the Executive Committee of the Committee on Investment of Employee Benefit Assets. She is Chair of the Advisory Board of Hamilton Lane Advisors (an investment management firm) and a member of the Advisory Board of RCM (an investment management firm). Until August 31, 2004, Ms. Drucker was Managing Director and a member of the Board of Directors of General Motors Asset Management and Chief Investment Officer of General Motors Trust Bank. Ms. Drucker also served as a member of the NYSE Corporate Accountability and Listing Standards Committee and the NYSE/NASD IPO Advisory Committee.

Prior to joining General Motors Asset Management in 2001, Ms. Drucker held various executive positions in the investment management industry. Ms. Drucker served as Chief Investment Officer of Xerox Corporation (a technology and service company in the document industry), where she was responsible for the investment of the company's pension assets. Ms. Drucker was also Staff Vice President and Director of Trust Investments for International Paper (a paper, paper distribution, packaging and forest products company) and previously served as Manager of Trust Investments for Xerox Corporation. Ms. Drucker received a B.A. degree in Literature and Psychology from Sarah Lawrence College and pursued graduate studies in economics, statistics and portfolio theory at Temple University.

-----------------------------------------------------------------------------
John A. Hill (1/31/42), Trustee since 1985 and Chairman since 2000

Mr. Hill is Vice Chairman of First Reserve Corporation, a private equity buyout firm that specializes in energy investments in the diversified worldwide energy industry.

Mr. Hill is a Director of Devon Energy Corporation, TransMontaigne Oil Company and various private companies controlled by First Reserve
Corporation, as well as Chairman of TH Lee, Putnam Investment Trust (a closed-end investment company advised by an affiliate of Putnam
Management). He is also a Trustee of Sarah Lawrence College. Until 2005, he was a Director of Continuum Health Partners of New York.

Prior to acquiring First Reserve Corporation in 1983, Mr. Hill held executive positions in investment banking and investment management with several firms and with the federal government, including Deputy Associate Director of the Office of Management and Budget and Deputy Director of the Federal Energy Administration. He is active in various business associations, including the Economic Club of New York, and lectures on energy issues in the United States and Europe. Mr. Hill holds a B.A. degree in Economics from Southern Methodist University and pursued graduate studies there as a Woodrow Wilson Fellow.

-----------------------------------------------------------------------------
Paul L. Joskow (6/30/47), Trustee since 1997

Dr. Joskow is the Elizabeth and James Killian Professor of Economics and Management, and Director of the Center for Energy and Environmental Policy Research at the Massachusetts Institute of Technology.

Dr. Joskow serves as a Director of National Grid plc (a UK-based holding company with interests in electric and gas transmission and distribution and telecommunications infrastructure) and TransCanada Corporation (an energy company focused on natural gas transmission and power services). He also serves on the Board of Overseers of the Boston Symphony Orchestra. Prior to February 2005, he served on the board of the Whitehead Institute for Biomedical Research (a non-profit research institution) and has been President of the Yale University Council since 1993. Prior to February 2002, he was a Director of State Farm Indemnity Company (an automobile insurance company), and, prior to March 2000, he was a Director of New England Electric System (a public utility holding company).

Dr. Joskow has published five books and numerous articles on topics in industrial organization, government regulation of industry, and competition policy. He is active in industry restructuring, environmental, energy, competition and privatization policies -- serving as an advisor to governments and corporations worldwide. Dr. Joskow holds a Ph.D. and M. Phil from Yale University and a B.A. from Cornell University.

-----------------------------------------------------------------------------
Elizabeth T. Kennan (2/25/38), Trustee since 1992

Dr. Kennan is a Partner of Cambus-Kenneth Farm (thoroughbred horse and cattle breeding). She is President Emeritus of Mount Holyoke College.

Dr. Kennan served as Chairman and is now Lead Director of Northeast Utilities. Until 2005, she was a Director of Talbots, Inc. She has served as Director on a number of other boards, including Bell Atlantic, Chastain Real Estate, Shawmut Bank, Berkshire Life Insurance and Kentucky Home Life Insurance. She is a Trustee of the National Trust for Historic Preservation, of Centre College and of Midway College in Midway, Kentucky. She is also a member of The Trustees of Reservations. Dr. Kennan has served on the oversight committee of the Folger Shakespeare Library, as President of Five Colleges Incorporated, as a Trustee of Notre Dame University and is active in various educational and civic associations.

As a member of the faculty of Catholic University for twelve years, until 1978, Dr. Kennan directed the post-doctoral program in Patristic and Medieval Studies, taught history and published numerous articles. Dr. Kennan holds a Ph.D. from the University of Washington in Seattle, an M.S. from St. Hilda's College at Oxford University and an A.B. from Mount Holyoke College. She holds several honorary doctorates.

-----------------------------------------------------------------------------
John H. Mullin, III (6/15/41), Trustee since 1997

Mr. Mullin is the Chairman and CEO of Ridgeway Farm (a limited liability company engaged in timber and farming).

Mr. Mullin serves as a Director of The Liberty Corporation (a broadcasting company), Progress Energy, Inc. (a utility company, formerly known as Carolina Power & Light) and Sonoco Products, Inc. (a packaging company). Mr. Mullin is Trustee Emeritus of The National Humanities Center and Washington & Lee University, where he served as Chairman of the Investment Committee. Prior to May 2001, he was a Director of Graphic Packaging International Corp. Prior to February 2004, he was a Director of Alex Brown Realty, Inc.

Mr. Mullin is also a past Director of Adolph Coors Company; ACX
Technologies, Inc.; Crystal Brands, Inc.; Dillon, Read & Co., Inc.; Fisher-Price, Inc.; and The Ryland Group, Inc. Mr. Mullin is a graduate of Washington & Lee University and The Wharton Graduate School, University of Pennsylvania.

-----------------------------------------------------------------------------
Robert E. Patterson (3/15/45), Trustee since 1984

Mr. Patterson is Senior Partner of Cabot Properties, L.P. and Chairman of Cabot Properties, Inc. (a private equity firm investing in commercial real estate).

Mr. Patterson serves as Chairman Emeritus and Trustee of the Joslin Diabetes Center and as a Director of Brandywine Trust Group, LLC. Prior to June 2003, he was a Trustee of Sea Education Association. Prior to December 2001, he was President and Trustee of Cabot Industrial Trust
(a publicly traded real estate investment trust). Prior to February 1998, he was Executive Vice President and Director of Acquisitions of Cabot Partners Limited Partnership (a registered investment adviser involved in institutional real estate investments). Prior to 1990, he served as Executive Vice President of Cabot, Cabot & Forbes Realty Advisors, Inc. (the predecessor company of Cabot Partners).

Mr. Patterson practiced law and held various positions in state government and was the founding Executive Director of the Massachusetts Industrial Finance Agency. Mr. Patterson is a graduate of Harvard College and Harvard Law School.

-----------------------------------------------------------------------------
W. Thomas Stephens (9/2/42), Trustee since 1997

Mr. Stephens is Chairman and Chief Executive Officer of Boise Cascade, L.L.C. (a paper, forest products and timberland assets company).

Mr. Stephens serves as a Director of TransCanada Pipelines Limited. Until 2004, Mr. Stephens was a Director of Xcel Energy Incorporated (a public utility company), Qwest Communications, and Norske Canada, Inc. (a paper manufacturer). Until 2003, Mr. Stephens was a Director of Mail-Well, Inc. (a diversified printing company). He served as Chairman of Mail-Well until 2001 and as CEO of MacMillan-Bloedel, Ltd. (a forest products company) until 1999.

Prior to 1996, Mr. Stephens was Chairman and Chief Executive Officer of Johns Manville Corporation. He holds B.S. and M.S. degrees from the University of Arkansas.

-----------------------------------------------------------------------------
Richard B. Worley (11/15/45), Trustee since 2004

Mr. Worley is Managing Partner of Permit Capital LLC, an investment management firm.

Mr. Worley serves on the Executive Committee of the University of Pennsylvania Medical Center, is a Trustee of The Robert Wood Johnson Foundation (a philanthropic organization devoted to health care issues) and is a Director of The Colonial Williamsburg Foundation (a historical preservation organization). Mr. Worley also serves on the investment committees of Mount Holyoke College and World Wildlife Fund (a wildlife conservation organization).

Prior to joining Permit Capital LLC in 2002, Mr. Worley served as Chief Strategic Officer of Morgan Stanley Investment Management. He previously served as President, Chief Executive Officer and Chief Investment Officer of Morgan Stanley Dean Witter Investment Management and as a Managing Director of Morgan Stanley, a financial services firm. Mr. Worley also was the Chairman of Miller Anderson & Sherrerd, an investment management firm.

Mr. Worley holds a B.S. degree from University of Tennessee and pursued graduate studies in economics at the University of Texas.

-----------------------------------------------------------------------------
Charles E. Haldeman, Jr.* (10/29/48), Trustee since 2004

Mr. Haldeman is President and Chief Executive Officer of Putnam, LLC ("Putnam Investments"). He is a member of Putnam Investments' Executive Board of Directors and Advisory Council. Prior to November 2003, Mr. Haldeman served as Co-Head of Putnam Investments' Investment Division.

Prior to joining Putnam Investments in 2002, Mr. Haldeman held executive positions in the investment management industry. He previously served as Chief Executive Officer of Delaware Investments and President & Chief Operating Officer of United Asset Management. Mr. Haldeman was also a partner and director of Cooke & Bieler, Inc. (an investment management firm).

Mr. Haldeman currently serves as a Trustee of Dartmouth College and as Emeritus Trustee of Abington Memorial Hospital. He is a graduate of Dartmouth College, Harvard Law School and Harvard Business School. Mr. Haldeman is also a Chartered Financial Analyst (CFA) charterholder.

-----------------------------------------------------------------------------
George Putnam, III* (8/10/51), Trustee since 1984 and President since 2000

Mr. Putnam is President of New Generation Research, Inc. (a publisher of financial advisory and other research services), and of New Generation Advisers, Inc. (a registered investment advisor to private funds). Mr. Putnam founded the New Generation companies in 1986.

Mr. Putnam is a Director of The Boston Family Office, LLC (a registered investment adviser). He is a Trustee of St. Mark's School and Shore Country Day School, and until 2002 was a Trustee of the Sea Education Association.

Mr. Putnam previously worked as an attorney with the law firm of Dechert LLP (formerly known as Dechert Price & Rhoads) in Philadelphia. He is a graduate of Harvard College, Harvard Business School and Harvard Law School.

The address of each Trustee is One Post Office Square, Boston, MA 02109.

As of July 31, 2005, there were 108 Putnam Funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 72, death, or removal.

* Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company Act of 1940) of the fund, Putnam Management, Putnam Retail Management, or Marsh & McLennan Companies, Inc., the parent company of Putnam, LLC and its affiliated companies. Messrs. Haldeman and Putnam, III are deemed "interested persons" by virtue of their positions as officers of the fund, Putnam Management or Putnam Retail Management and as shareholders of Marsh & McLennan Companies, Inc. Mr. Putnam, III is the President of your fund and each of the other Putnam funds. Mr. Haldeman is President and Chief Executive Officer of Putnam Investments.


Officers

In addition to George Putnam, III, the other officers of the fund are shown below:

Charles E. Porter (7/26/38)
Executive Vice President, Associate Treasurer and Principal Executive Officer
Since 1989

Jonathan S. Horwitz (6/4/55)
Senior Vice President and Treasurer
Since 2004

Prior to 2004, Managing Director, Putnam Investments

Steven D. Krichmar (6/27/58)
Vice President and Principal Financial Officer
Since 2002

Senior Managing Director, Putnam Investments. Prior to July 2001, Partner, PricewaterhouseCoopers LLP

Michael T. Healy (1/24/58)
Assistant Treasurer and Principal Accounting Officer
Since 2000

Managing Director, Putnam Investments

Beth S. Mazor (4/6/58)
Vice President
Since 2002

Senior Vice President, Putnam Investments

Daniel T. Gallagher (2/27/62)
Senior Vice President, Staff Counsel and Compliance Liaison
Since 2004

Prior to 2004, Associate, Ropes & Gray LLP; prior to 2000, Law Clerk, Massachusetts Supreme Judicial Court

Francis J. McNamara, III (8/19/55)
Vice President and Chief Legal Officer
Since 2004

Senior Managing Director, Putnam Investments, Putnam Management and Putnam Retail Management. Prior to 2004, General Counsel, State Street Research & Management Company

James P. Pappas (2/24/53)
Vice President
Since 2004

Managing Director, Putnam Investments and Putnam Management. During 2002, Chief Operating Officer, Atalanta/Sosnoff Management Corporation; prior to 2001, President and Chief Executive Officer, UAM Investment Services, Inc.

Richard S. Robie, III (3/30/60)
Vice President
Since 2004

Senior Managing Director, Putnam Investments, Putnam Management and Putnam Retail Management. Prior to 2003, Senior Vice President, United Asset Management Corporation

Charles A. Ruys de Perez (10/17/57)
Vice President and Chief Compliance Officer
Since 2004

Managing Director, Putnam Investments

Mark C. Trenchard (6/5/62)
Vice President and BSA Compliance Officer
Since 2002

Senior Vice President, Putnam Investments

Judith Cohen (6/7/45)
Vice President, Clerk and Assistant Treasurer
Since 1993

Wanda M. McManus (1/4/47)
Vice President, Senior Associate Treasurer and Assistant Clerk
Since 2005

Nancy T. Florek (6/13/57)
Vice President, Assistant Clerk, Assistant Treasurer and Proxy Manager
Since 2005

The address of each Officer is One Post Office Square, Boston, MA 02109.



Fund information

Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 mutual funds in growth, value, blend, fixed income, and international.

Investment Manager

Putnam Investment
Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA 02109

Custodian

Putnam Fiduciary Trust Company

Legal Counsel

Ropes & Gray LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Trustees

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Myra R. Drucker
Charles E. Haldeman, Jr.
Paul L. Joskow
Elizabeth T. Kennan
John H. Mullin, III
Robert E. Patterson
George Putnam, III
W. Thomas Stephens
Richard B. Worley

Officers

George Putnam, III
President

Charles E. Porter
Executive Vice President, Associate
Treasurer and Principal Executive
Officer

Jonathan S. Horwitz
Senior Vice President and Treasurer

Steven D. Krichmar
Vice President and Principal Financial Officer

Michael T. Healy
Assistant Treasurer and Principal Accounting Officer

Beth S. Mazor
Vice President

Daniel T. Gallagher
Senior Vice President, Staff Counsel
and Compliance Liaison

James P. Pappas
Vice President

Richard S. Robie, III
Vice President

Mark C. Trenchard
Vice President and BSA Compliance Officer

Francis J. McNamara, III
Vice President and Chief Legal Officer

Charles A. Ruys de Perez
Vice President and Chief Compliance Officer

Judith Cohen
Vice President, Clerk and Assistant Treasurer

Wanda M. McManus
Vice President, Senior Associate Treasurer and Assistant Clerk

Nancy T. Florek
Vice President, Assistant Clerk,
Assistant Treasurer and Proxy Manager

This report is for the information of shareholders of Putnam RetirementReady Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam's Quarterly Performance Summary, and Putnam's Quarterly Ranking Summary. For more recent performance, please visit www.putnam.com. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.


[blank page]

[LOGO OMITTED]

PUTNAM INVESTMENTS

One Post Office Square
Boston, Massachusetts 02109

www.putnam.com

1-800-225-1581

Founded in 1937, Putnam Investments began with the principle that a balance between risk and reward is the mark of a well-rounded financial program. Today, we manage money with a focus on seeking consistent results over time. This balanced approach continues to underscore everything we do.

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS

[GRAPHIC OMITTED: SCALE]


Not FDIC Insured    May Lose Value    No Bank Guarentee

AN097  227337  9/05



Putnam RetirementReady Funds
------------------------------------------------------------------------------
Supplement to Annual Report dated 7/31/05

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements

RESULTS AT A GLANCE
------------------------------------------------------------------------------

Total return for periods ended 7/31/05
----------------------------------------------------------------------------------------------------------------------------
               Putnam     Putnam       Putnam       Putnam      Putnam      Putnam     Putnam      Putnam        Putnam
Returns as   Retirement  Retirement  Retirement  Retirement  Retirement  Retirement  Retirement  Retirement    Retirement
of 7/31/05   Ready 2010  Ready 2015  Ready 2020  Ready 2025  Ready 2030  Ready 2035  Ready 2040  Ready 2045  Ready Maturity
----------------------------------------------------------------------------------------------------------------------------
Life of
funds            5.76      8.10         9.60        10.72       11.35        11.96      12.58       12.72          4.34
----------------------------------------------------------------------------------------------------------------------------
Share value (NAV)
----------------------------------------------------------------------------------------------------------------------------
                Putnam     Putnam       Putnam       Putnam      Putnam      Putnam     Putnam      Putnam        Putnam
             Retirement  Retirement  Retirement  Retirement  Retirement  Retirement  Retirement  Retirement    Retirement
             Ready 2010  Ready 2015  Ready 2020  Ready 2025  Ready 2030  Ready 2035  Ready 2040  Ready 2045  Ready Maturity
----------------------------------------------------------------------------------------------------------------------------
11/1/04        $59.18      $62.71      $64.69      $65.87      $66.78      $67.76      $68.61      $68.76        $56.08
----------------------------------------------------------------------------------------------------------------------------
7/31/05        $62.35      $67.48      $70.54      $72.50      $73.90      $75.37      $76.67      $76.88        $57.65
----------------------------------------------------------------------------------------------------------------------------
Distributions
----------------------------------------------------------------------------------------------------------------------------
                Putnam     Putnam       Putnam     Putnam      Putnam      Putnam     Putnam      Putnam        Putnam
             Retirement  Retirement  Retirement  Retirement  Retirement  Retirement  Retirement  Retirement    Retirement
             Ready 2010  Ready 2015  Ready 2020  Ready 2025  Ready 2030  Ready 2035  Ready 2040  Ready 2045  Ready Maturity
----------------------------------------------------------------------------------------------------------------------------
Number            1          1            1           1           1           1           1          1             9
----------------------------------------------------------------------------------------------------------------------------
Income         $0.232     $0.298       $0.349      $0.418      $0.439      $0.474      $0.544     $0.603        $0.849
----------------------------------------------------------------------------------------------------------------------------
Capital Gains    --         --           --          --          --          --          --         --            --
----------------------------------------------------------------------------------------------------------------------------
Total          $0.232     $0.298       $0.349      $0.418      $0.439      $0.474      $0.544     $0.603        $0.849
----------------------------------------------------------------------------------------------------------------------------


Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain

Performance assumes reinvestment of distributions and does not account for taxes. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll

Fund performance for the 2050 Fund is not included because the fund does not yet have a full quarter of results. Its inception date is 5/2/05.

A short-term trading fee of up to 2% may apply.

Please see pages 23-25 of the accompanying shareholder report for a discussion of the information appearing in the tables below:



-------------------------------------------------------------------------
               Putnam     Putnam       Putnam       Putnam      Putnam
             Retirement  Retirement  Retirement  Retirement  Retirement
             Ready 2010  Ready 2015  Ready 2020  Ready 2025  Ready 2030
-------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming actual returns for the period from 11/01/04 to 7/31/05
-------------------------------------------------------------------------
Expenses
paid per
$1,000*        $0.50        $0.51       $0.51       $0.51        $0.51
-------------------------------------------------------------------------
Ending
value (after
expenses)  $1,031.50    $1,041.80   $1,048.00   $1,052.00    $1,054.60
-------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming a hypothetical 5% annualized return for the period from 11/01/04 to 7/31/05
-------------------------------------------------------------------------
Expenses       $0.50        $0.50       $0.50       $0.50        $0.50
paid per
$1,000*
-------------------------------------------------------------------------
Ending
value (after
expenses   $1,024.30    $1,024.30   $1,024.30   $1,024.30    $1,024.30
-------------------------------------------------------------------------


--------------------------------------------------------------------------
               Putnam     Putnam      Putnam      Putnam        Putnam
             Retirement  Retirement  Retirement  Retirement    Retirement
            Ready 2035  Ready 2040  Ready 2045  Ready 2050  Ready Maturity
--------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming actual returns for the period from 11/01/04 to 7/31/05
--------------------------------------------------------------------------
Expenses
paid per
$1,000*         $0.51       $0.51       $0.51      $0.26         $0.50
--------------------------------------------------------------------------
Ending
value (after
expenses)   $1,057.20   $1,060.00   $1,060.30  $1,041.60     $1,025.00
--------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming a hypothetical 5% annualized return for the period from 11/01/04 to 7/31/05
--------------------------------------------------------------------------
Expenses        $0.50       $0.50       $0.50      $0.25         $0.50
paid per
$1,000*
--------------------------------------------------------------------------
Ending
value (after
expenses    $1,024.30   $1,024.30   $1,024.30  $1,012.35     $1,024.30
--------------------------------------------------------------------------


For the fund's most recent fiscal half year (for the 2050 fund, for the period from May 2, 2005 (inception) through July 31, 2005); may differ from expense ratios based on one-year data in financial highlights.



Item 2. Code of Ethics:
-----------------------
(a) All officers of the Fund, including its principal executive, financial and accounting officers, are employees of Putnam Investment Management, LLC, the Fund's investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In July 2004, Putnam Investment Management, LLC, the Fund's investment manager, Putnam Retail Management Limited Partnership, the Fund's principal underwriter, and Putnam Investments Limited, the sub-manager for a portion of the assets of certain funds as determined by Putnam Management from time to time, adopted several amendments to their Code of Ethics. Some of these amendments were adopted as a result of Putnam Investment Management's partial settlement order with the SEC on November 13, 2003. Insofar as such Code of Ethics applies to the Fund's principal executive officer, principal financial officer and principal accounting officer, the amendments provided for the following: (i) a 90-day blackout period for all shares of Putnam open-end funds (except for money market funds) purchased or sold (including exchanges into or out of a fund) by Putnam employees and certain family members; (ii) a one-year holding period for all access persons that operates in the same manner as the 90-day rule; (iii) delivery by Putnam employees to the Code of Ethics Administrator of both quarterly account statements for all brokerage accounts (irrespective of activity in the accounts) and account statements for any Putnam funds not held at Putnam or for any funds sub-advised by Putnam; (iv) a prohibition of Putnam employees from making more than 25 trades in individual securities in their personal accounts in any given quarter; (v) the extension of the existing prohibition of access persons from a purchase and sale or sale and purchase of an individual security within 60 days to include trading based on tax-lot election; (vi) the inclusion of trades in Marsh & McLennan Companies, Inc. (ultimate parent company of Putnam Investment Management) securities in pre-clearance and reporting requirements; (vii) a prohibition of limit and good-until-canceled orders as inconsistent with the requirements of daily pre-clearance; (viii) new limits and procedures for accounts managed by outside managers and brokers, in order for trading in such accounts to be exempt from pre-clearance requirements; (ix) a new gift and entertainment policy that imposes a reporting obligation on all meals and entertainment and new limits on non-meal entertainment; (x) a number of alternatives for the reporting of irregular activity.

In December 2004, additional amendments to the Code of Ethics were adopted. Insofar as such Code of Ethics applies to the Fund's principal executive officer, principal financial officer and principal accounting officer, the amendments provided for the following: (i) implementation of minimum monetary sanctions for violations of the Code; (ii) expansion of the definition of "access person" under the Code include all Putnam employees with access to non-public information regarding Putnam-managed mutual fund portfolio holdings; (iii) lengthening the period during which access persons are required to complete quarterly reports; (iv) reducing the maximum number of trades than can be made by Putnam employees in their personal accounts in any calendar quarter from 25 trades to 10 trades; and (v) lengthening the required holding period for securities by access persons from 60 days to 90 days.

In March 2005, additional amendments to the Code of Ethics were adopted, that went into effect on April 1, 2005. Insofar as such Code of Ethics applies to the Fund's principal executive officer, principal financial officer and principal accounting officer, the amendments (i) prohibit Putnam employees and their immediate family members from having any direct or indirect personal financial interest in companies that do business with Putnam (excluding investment holdings in public companies that are not material to the employee), unless such interest is disclosed and approved by the Code of Ethics Officer; (ii) prohibit Putnam employees from using Putnam assets, letterhead or other resources in making political or campaign contributions, solicitations or endorsements;(iii) require Putnam employees to obtain pre-clearance of personal political or campaign contributions or other gifts to government officials or political candidates in certain jurisdictions and to officials or candidates with whom Putnam has or is seeking to establish a business relationship and (iv) require Putnam employees to obtain pre-approval from Putnam's Director of Government Relations prior to engaging in lobbying activities.

In July 2005, additional amendments to the Code of Ethics were adopted. Insofar as such Code of Ethics applies to the Fund's principal executive officer, principal financial officer and principal accounting officer, the amendments provided for an exception to the standard 90-day holding period (one year, in the case of employees deemed to be "access persons" under the Code) for shares of Putnam mutual funds in the case of redemptions from an employee's account in a college savings plan qualified under Section 529 of the Internal Revenue Code. Under this exception, an employee may, without penalty under the Code, make "qualified redemptions" of shares from such an account less than 90 days (or one year, as applicable) after purchase. "Qualified redemptions" include redemptions for higher education purposes for the account beneficiary and redemptions made upon death or disability. The July 2005 amendments also provide that an employee may, for purposes of the rule limiting the number of trades per calendar quarter in an employee's personal account to a maximum of 10, count all trades of the same security in the same direction (all buys or all sells) over a period of five consecutive business days as a single trade.

Item 3. Audit Committee Financial Expert:
-----------------------------------------
The Funds' Audit and Pricing Committee is comprised solely of Trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The Trustees believe that each of the members of the Audit and Pricing Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that all members of the Funds' Audit and Pricing Committee meet the financial literacy requirements of the New York Stock Exchange's rules and that Mr. Patterson, Mr. Stephens and Mr. Worley qualify as "audit committee financial experts" (as such term has been defined by the Regulations) based on their review of their pertinent experience and education. Certain other Trustees, although not on the Audit and Pricing Committee, would also qualify as "audit committee financial experts."
The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit and Pricing Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------

The following table presents fees billed for the last fiscal year for services rendered to the Trust by the Trust's independent auditors:

                    Audit       Audit-Related   Tax       All Other
Fiscal year ended   Fees        Fees            Fees      Fees
-----------------   ----------  -------------   -------   ---------
July 31, 2005*      $99,425     $--             $28,575	  $--

* The Trust commenced operations on November 1, 2004.

For the fiscal year ended July 31, 2005 the Trust's independent auditors billed aggregate non-audit fees in the amount of $ 223,904 to the Trust, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the Trust.

Audit Fees represents fees billed for the Trust's last years.

Audit-Related Fees represents fees billed in the Fund's last fiscal year for services traditionally performed by the fund's auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the Trust's last fiscal year for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.


Pre-Approval Policies of the Audit and Pricing Committee. The Audit and Pricing Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds' independent auditors will be pre-approved by the Committee and will generally not be subject to pre-approval procedures.

Under certain circumstances, the Audit and Pricing Committee believes that it may be appropriate for Putnam Investment Management, LLC ("Putnam Management") and certain of its affiliates to engage the services of the Trusts' independent auditors, but only after prior approval by the Committee. Such requests are required to be submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work must be performed by that particular audit firm. The Committee will review the proposed engagement at its next meeting.

Since May 6, 2003, all work performed by the independent auditors for the funds, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the Trust was pre-approved by the Committee or a member of the Committee pursuant to the pre-approval policies discussed above. Prior to that date, the Committee had a general policy to pre-approve the independent auditor's engagements for non-audit services with the funds, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the Trust.

The following table presents fees billed by the Trust's principal auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

                    Audit-Related   Tax   All Other   Total Non-
Fiscal year ended   Fees            Fees  Fees        Audit Fees
-----------------   -------------   ----  ---------   ----------
July 31, 2005       $--             $--   $--         $--


Item 5.  Audit Committee: Not applicable
-------------------------

Item 6. Schedule of Investments: Not applicable
--------------------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End
-------------------------------------------------------------------------
        Management Investment Companies: Not applicable
        --------------------------------

Item 8. Purchases of Equity Securities by Closed-End Management Investment
--------------------------------------------------------------------------
        Companies and Affiliated Purchasers: Not applicable
        ------------------------------------

Item 9. Submission of Matters to a Vote of Security Holders:
------------------------------------------------------------
        Not applicable

Item 10. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 11. Exhibits:
------------------

(a) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES
---------------------
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: September 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: September 28, 2005



By (Signature and Title):            /s/Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: September 28, 2005